TABLE OF CONTENTS

PACIFIC SELECT FUND

Schedule of Investments	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-9
Statements of Changes in Net Assets	B-17
Statements of Cash Flows	B-25
Financial Highlights	B-26
Notes to Financial Statements	C-1
Disclosure of Fund Expenses	D-1
Approval of Sub-Advisory Agreements	D-5
Where to Go for More Information	D-8

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

Schedule of Investments	E-1
Financial Statements:
Statements of Assets and Liabilities	F-1
Statements of Operations	F-7
Statements of Changes in Net Assets	F-13
Financial Highlights	F-31
Notes to Financial Statements	G-1

The 2017 Semi-Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Core Income	Core Income Class I *	10,286	$105,283	$107,588
Diversified Bond	Diversified Bond Class I *	228,019	1,804,672	2,209,050
Floating Rate Income	Floating Rate Income Class I *	48,744	494,540	556,902
Floating Rate Loan	Floating Rate Loan Class I *	201,815	1,163,026	1,378,645
High Yield Bond	High Yield Bond Class I *	2,457,509	12,348,875	19,176,445
Inflation Managed	Inflation Managed Class I *	1,564,777	15,744,936	16,132,934
Inflation Strategy	Inflation Strategy Class I *	17,143	170,058	171,174
Managed Bond	Managed Bond Class I *	3,356,915	34,705,540	42,231,301
Short Duration Bond	Short Duration Bond Class I *	400,863	3,598,288	3,931,091
Emerging Markets Debt	Emerging Markets Debt Class I *	32,497	342,077	381,182
Comstock	Comstock Class I *	302,148	1,722,646	4,193,324
Developing Growth	Developing Growth Class I *	478,922	3,141,191	6,304,628
Dividend Growth	Dividend Growth Class I *	508,419	3,862,711	9,355,875
Equity Index	Equity Index Class I *	1,040,280	18,120,539	58,797,870
Focused Growth	Focused Growth Class I *	202,836	1,153,262	4,943,366
Growth	Growth Class I *	2,473,591	31,705,950	62,373,894
Large-Cap Growth	Large-Cap Growth Class I *	457,785	2,041,861	4,417,809
Large-Cap Value	Large-Cap Value Class I *	603,507	4,969,938	12,481,158
Long/Short Large-Cap	Long/Short Large-Cap Class I *	126,487	799,519	1,611,954
Main Street® Core	Main Street Core Class I *	1,871,378	28,868,569	67,800,092
Mid-Cap Equity	Mid-Cap Equity Class I *	717,860	6,501,758	13,323,898
Mid-Cap Growth	Mid-Cap Growth Class I *	499,284	2,119,405	5,837,437
Mid-Cap Value	Mid-Cap Value Class I *	103,274	1,046,322	1,754,222
Small-Cap Equity	Small-Cap Equity Class I *	104,097	1,211,400	2,014,769
Small-Cap Index	Small-Cap Index Class I *	471,544	3,626,295	10,151,994
Small-Cap Value	Small-Cap Value Class I *	297,800	2,606,100	5,849,074
Value Advantage	Value Advantage Class I *	6,803	80,108	105,015
Emerging Markets	Emerging Markets Class I *	725,380	4,017,854	11,883,655
International Large-Cap	International Large-Cap Class I *	963,542	4,674,237	8,572,761
International Small-Cap	International Small-Cap Class I *	91,928	465,783	933,148
International Value	International Value Class I *	2,121,929	19,305,724	24,960,012
Health Sciences	Health Sciences Class I *	232,098	1,652,355	7,980,250
Real Estate	Real Estate Class I *	326,050	3,007,550	7,581,494
Technology	Technology Class I *	350,262	1,386,320	2,164,879
Currency Strategies	Currency Strategies Class I *	2,374	23,983	26,753
Diversified Alternatives	Diversified Alternatives Class I *	355	3,859	3,912
Equity Long/Short	Equity Long/Short Class I *	34,667	406,415	471,641
Global Absolute Return	Global Absolute Return Class I *	7,660	83,399	90,629
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	109,821	1,349,849	1,640,568
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	278,232	3,623,341	5,103,830
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	202,280	2,553,566	4,067,566
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	2,698,533	26,522,220	33,551,685
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	3,151,252	30,657,303	41,783,655
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	10,631,322	101,813,013	148,901,165
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	6,775,465	64,174,002	99,832,167
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	2,883,138	27,005,973	43,346,940
PSF DFA Balanced Allocation	PSF DFA Balanced Allocation Class D *	63,568	663,115	710,495

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II *	123,200	1,311,402	1,409,404
Invesco V.I. Equity and Income Series II	Invesco V.I. Equity and Income Series II *	7,485	119,472	137,654
Invesco V.I. Global Real Estate Series II	Invesco V.I. Global Real Estate Series II *	7,924	130,230	131,852

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	116,797	2,116,275	2,499,449

	American Funds Insurance Series®
American Funds IS Asset Allocation Class 4	American Funds IS Asset Allocation Class 4	632,221	13,355,178	13,934,152
American Funds IS Blue Chip Income and Growth Class 4	American Funds IS Blue Chip Income and Growth Class 4	128,488	1,643,998	1,742,292
American Funds IS Bond Class 4	American Funds IS Bond Class 4	676	7,266	7,252

See Notes to Financial Statements	See explanation of symbol on page E-3

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	American Funds Insurance Series (Continued)
American Funds IS Capital Income Builder® Class 4	American Funds IS Capital Income Builder Class 4	20,892	$197,050	$210,384
American Funds IS Global Balanced Class 4	American Funds IS Global Balanced Class 4	14,917	163,640	181,542
American Funds IS Global Bond Class 4	American Funds IS Global Bond Class 4	2,335	26,009	26,969
American Funds IS Global Growth and Income Class 4	American Funds IS Global Growth and Income Class 4	792	9,374	11,453
American Funds IS Global Growth Class 4	American Funds IS Global Growth Class 4	25,738	660,729	703,946
American Funds IS Global Small Capitalization Class 4	American Funds IS Global Small Capitalization Class 4	388	7,740	8,674
American Funds IS Growth Class 4	American Funds IS Growth Class 4	96,800	6,511,827	6,672,453
American Funds IS Growth-Income Class 4	American Funds IS Growth-Income Class 4	182,560	8,262,800	8,167,738
American Funds IS High-Income Bond Class 4	American Funds IS High-Income Bond Class 4	31,285	328,593	348,205
American Funds IS International Class 4	American Funds IS International Class 4	30,588	558,543	594,329
American Funds IS International Growth and Income Class 4	American Funds IS International Growth and Income Class 4	54,934	850,305	909,704
American Funds IS Managed Risk Asset Allocation Class P2	American Funds IS Managed Risk Asset Allocation Class P2	1,525	19,346	19,341
American Funds IS New World Fund® Class 4	American Funds IS New World Fund Class 4	20,488	404,470	456,463
American Funds IS U.S. Government/AAA-Rated Securities Class 4	American Funds IS U.S. Government/AAA-Rated Securities Class 4	38,834	461,927	471,051

	BlackRock® Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III *	754,598	8,402,308	10,858,667
BlackRock iShares® Alternative Strategies V.I. Class I	BlackRock iShares Alternative Strategies V.I. Class I *	20,085	207,970	218,927
BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I *	417	4,215	4,405
BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I *	1,439	14,266	14,609
BlackRock iShares Equity Appreciation V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I *	56,842	568,921	612,758

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	55,880	1,718,605	1,941,281
Fidelity VIP FundsManager® 60% Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	8,511	91,358	100,770
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	7,562,070	7,562,070	7,562,070
Fidelity VIP Strategic Income Service Class 2	Fidelity VIP Strategic Income Service Class 2 *	22,288	246,328	256,083

	First Trust Variable Insurance Trust
First Trust Dorsey Wright Tactical Core Class I	First Trust Dorsey Wright Tactical Core Class I	8,506	88,009	89,912
First Trust/Dow Jones Dividend & Income Allocation Class I	First Trust/Dow Jones Dividend & Income Allocation Class I	66,394	826,406	889,020

	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation VIP Class 4	Franklin Founding Funds Allocation VIP Class 4	167,809	911,221	1,204,868
Franklin Income VIP Class 2	Franklin Income VIP Class 2	10,347	154,596	158,927
Franklin Mutual Global Discovery VIP Class 2	Franklin Mutual Global Discovery VIP Class 2 *	46,035	928,637	959,373
Franklin Rising Dividends VIP Class 2	Franklin Rising Dividends VIP Class 2	77,282	1,864,672	1,973,772
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	49,006	846,214	816,928

	Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy	Ivy VIP Asset Strategy	2,389	20,435	20,714
Ivy VIP Energy	Ivy VIP Energy	56,853	326,541	293,328

	Janus Aspen Series
Janus Henderson Balanced Service Shares	Janus Henderson Balanced Service Shares	72,366	2,226,151	2,473,472
Janus Henderson Flexible Bond Service Shares	Janus Henderson Flexible Bond Service Shares	9,687	123,669	123,603

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	222	5,477	5,920

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC *	25,868	278,225	323,610
Lord Abbett International Core Equity Class VC	Lord Abbett International Core Equity Class VC *	1,765	28,714	28,998
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC *	21,435	351,800	361,185

	MFS® Variable Insurance Trust
MFS Total Return Series - Service Class	MFS Total Return Series - Service Class *	27,760	580,924	672,348
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class *	7,699	201,570	222,969

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	12,593	468,679	518,852
Oppenheimer International Growth Fund/VA Service Shares	Oppenheimer International Growth Fund/VA Service Shares	7,294	17,065	18,016

	PIMCO Variable Insurance Trust
PIMCO All Asset All Authority - Advisor Class	PIMCO All Asset All Authority - Advisor Class	15,902	129,412	139,301
PIMCO CommodityRealReturn® Strategy - Advisor Class	PIMCO CommodityRealReturn Strategy - Advisor Class	416	3,127	2,893

See Notes to Financial Statements	See explanation of symbol on page E-3

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3	State Street Total Return V.I.S. Class 3 *	23,165	$353,812	$449,176

	VanEck VIP Trust
VanEck VIP Global Hard Assets Class S	VanEck VIP Global Hard Assets Class S *	20,416	407,765	399,753

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio/fund during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2017 (Unaudited)

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Loan	Bond	Managed
ASSETS
Investments in mutual funds, at value	$107,588	$2,209,050	$556,902	$1,378,645	$19,176,445	$16,132,934
Receivables:
Due from Pacific Life Insurance Company	—	—	—	1,741	—	—
Investments sold	8	415	30	—	474,486	103,691
Total Assets	107,596	2,209,465	556,932	1,380,386	19,650,931	16,236,625
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	13	307	76	—	474,207	103,453
Investments purchased	—	—	—	1,688	—	—
Total Liabilities	13	307	76	1,688	474,207	103,453
NET ASSETS	$107,583	$2,209,158	$556,856	$1,378,698	$19,176,724	$16,133,172
Units Outstanding	10,502	154,296	51,365	130,811	394,907	435,875
Accumulation Unit Value	$10.24	$14.32	$10.84	$10.54	$48.56	$37.01
Cost of Investments	$105,283	$1,804,672	$494,540	$1,163,026	$12,348,875	$15,744,936

	Inflation	Managed	Short Duration	Emerging		Developing
	Strategy	Bond	Bond	Markets Debt	Comstock	Growth
ASSETS
Investments in mutual funds, at value	$171,174	$42,231,301	$3,931,091	$381,182	$4,193,324	$6,304,628
Receivables:
Due from Pacific Life Insurance Company	21	—	92	—	2,448	—
Investments sold	6	55,217	—	398	—	502
Total Assets	171,201	42,286,518	3,931,183	381,580	4,195,772	6,305,130
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	54,672	—	419	—	358
Investments purchased	—	—	73	—	2,328	—
Total Liabilities	—	54,672	73	419	2,328	358
NET ASSETS	$171,201	$42,231,846	$3,931,110	$381,161	$4,193,444	$6,304,772
Units Outstanding	17,570	992,004	359,266	33,907	225,944	363,208
Accumulation Unit Value	$9.74	$42.57	$10.94	$11.24	$18.56	$17.36
Cost of Investments	$170,058	$34,705,540	$3,598,288	$342,077	$1,722,646	$3,141,191

	Dividend	Equity	Focused		Large-Cap	Large-Cap
	Growth	Index	Growth	Growth	Growth	Value
ASSETS
Investments in mutual funds, at value	$9,355,875	$58,797,870	$4,943,366	$62,373,894	$4,417,809	$12,481,158
Receivables:
Investments sold	5,214	44,607	1,547	37,457	5,001	29,238
Total Assets	9,361,089	58,842,477	4,944,913	62,411,351	4,422,810	12,510,396
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	5,122	43,811	1,432	36,590	4,982	28,986
Total Liabilities	5,122	43,811	1,432	36,590	4,982	28,986
NET ASSETS	$9,355,967	$58,798,666	$4,943,481	$62,374,761	$4,417,828	$12,481,410
Units Outstanding	424,610	785,291	206,187	880,945	320,455	481,593
Accumulation Unit Value	$22.03	$74.88	$23.98	$70.80	$13.79	$25.92
Cost of Investments	$3,862,711	$18,120,539	$1,153,262	$31,705,950	$2,041,861	$4,969,938

See Notes to Financial Statements

	Variable Accounts
	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap
	Large-Cap	Core	Equity	Growth	Value	Equity
ASSETS
Investments in mutual funds, at value	$1,611,954	$67,800,092	$13,323,898	$5,837,437	$1,754,222	$2,014,769
Receivables:
Due from Pacific Life Insurance Company	64	—	—	—	176	3,125
Investments sold	41	117,175	12,509	2,246	—	—
Total Assets	1,612,059	67,917,267	13,336,407	5,839,683	1,754,398	2,017,894
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	117,172	12,342	2,028	—	—
Investments purchased	—	—	—	—	141	3,141
Total Liabilities	—	117,172	12,342	2,028	141	3,141
NET ASSETS	$1,612,059	$67,800,095	$13,324,065	$5,837,655	$1,754,257	$2,014,753
Units Outstanding	92,207	1,039,945	334,085	375,171	64,490	75,220
Accumulation Unit Value	$17.48	$65.20	$39.88	$15.56	$27.20	$26.78
Cost of Investments	$799,519	$28,868,569	$6,501,758	$2,119,405	$1,046,322	$1,211,400

	Small-Cap	Small-Cap	Value	Emerging	International	International
	Index	Value	Advantage	Markets	Large-Cap	Small-Cap
ASSETS
Investments in mutual funds, at value	$10,151,994	$5,849,074	$105,015	$11,883,655	$8,572,761	$933,148
Receivables:
Due from Pacific Life Insurance Company	4,205	5,392	36	—	—	—
Investments sold	—	—	4	16,133	17,373	4,104
Total Assets	10,156,199	5,854,466	105,055	11,899,788	8,590,134	937,252
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	15,922	17,224	4,076
Investments purchased	4,012	5,272	—	—	—	—
Total Liabilities	4,012	5,272	—	15,922	17,224	4,076
NET ASSETS	$10,152,187	$5,849,194	$105,055	$11,883,866	$8,572,910	$933,176
Units Outstanding	329,423	140,083	7,169	349,835	600,804	70,303
Accumulation Unit Value	$30.82	$41.76	$14.65	$33.97	$14.27	$13.27
Cost of Investments	$3,626,295	$2,606,100	$80,108	$4,017,854	$4,674,237	$465,783

	International	Health	Real		Currency	Diversified
	Value	Sciences	Estate	Technology	Strategies	Alternatives
ASSETS
Investments in mutual funds, at value	$24,960,012	$7,980,250	$7,581,494	$2,164,879	$26,753	$3,912
Receivables:
Due from Pacific Life Insurance Company	—	—	493,100	—	—	—
Investments sold	69,459	3,924	—	352	1	—
Total Assets	25,029,471	7,984,174	8,074,594	2,165,231	26,754	3,912
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	69,165	3,561	—	364	6	1
Investments purchased	—	—	493,072	—	—	—
Total Liabilities	69,165	3,561	493,072	364	6	1
NET ASSETS	$24,960,306	$7,980,613	$7,581,522	$2,164,867	$26,748	$3,911
Units Outstanding	1,367,258	182,744	143,116	258,248	2,518	362
Accumulation Unit Value	$18.26	$43.67	$52.97	$8.38	$10.62	$10.80
Cost of Investments	$19,305,724	$1,652,355	$3,007,550	$1,386,320	$23,983	$3,859

See Notes to Financial Statements

	Variable Accounts
			Pacific	Pacific
		Global	Dynamix -	Dynamix -	Pacific	Portfolio
	Equity	Absolute	Conservative	Moderate	Dynamix -	Optimization
	Long/Short	Return	Growth	Growth	Growth	Conservative
ASSETS
Investments in mutual funds, at value	$471,641	$90,629	$1,640,568	$5,103,830	$4,067,566	$33,551,685
Receivables:
Due from Pacific Life Insurance Company	—	2	—	—	—	—
Investments sold	20	7	56	106	155	1,704
Total Assets	471,661	90,638	1,640,624	5,103,936	4,067,721	33,553,389
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	55	—	142	150	190	1,387
Total Liabilities	55	—	142	150	190	1,387
NET ASSETS	$471,606	$90,638	$1,640,482	$5,103,786	$4,067,531	$33,552,002
Units Outstanding	35,497	8,129	100,004	273,177	192,295	2,817,417
Accumulation Unit Value	$13.29	$11.15	$16.40	$18.68	$21.15	$11.91
Cost of Investments	$406,415	$83,399	$1,349,849	$3,623,341	$2,553,566	$26,522,220

	Portfolio			Portfolio		Invesco V.I.
	Optimization	Portfolio	Portfolio	Optimization	PSF DFA	Balanced-Risk
	Moderate-	Optimization	Optimization	Aggressive-	Balanced	Allocation
	Conservative	Moderate	Growth	Growth	Allocation	Series II
ASSETS
Investments in mutual funds, at value	$41,783,655	$148,901,165	$99,832,167	$43,346,940	$710,495	$1,409,404
Receivables:
Due from Pacific Life Insurance Company	—	—	32,975	—	—	13
Investments sold	5,853	41,791	—	1,516	24	16
Total Assets	41,789,508	148,942,956	99,865,142	43,348,456	710,519	1,409,433
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	5,175	41,194	—	942	64	—
Investments purchased	—	—	32,974	—	—	—
Total Liabilities	5,175	41,194	32,974	942	64	—
NET ASSETS	$41,784,333	$148,901,762	$99,832,168	$43,347,514	$710,455	$1,409,433
Units Outstanding	3,301,872	11,176,495	7,155,027	3,056,593	64,691	78,610
Accumulation Unit Value	$12.65	$13.32	$13.95	$14.18	$10.98	$17.93
Cost of Investments	$30,657,303	$101,813,013	$64,174,002	$27,005,973	$663,115	$1,311,402

	Invesco V.I.	Invesco V.I.	American		American Funds
	Equity and	Global	Century	American Funds	IS Blue Chip	American Funds
	Income	Real Estate	VP Mid Cap	IS Asset Allocation	Income and Growth	IS Bond
	Series II	Series II	Value Class II	Class 4	Class 4	Class 4
ASSETS
Investments in mutual funds, at value	$137,654	$131,852	$2,499,449	$13,934,152	$1,742,292	$7,252
Receivables:
Due from Pacific Life Insurance Company	—	331	—	—	—	—
Investments sold	10	—	2,211	10,376	3,089	—
Total Assets	137,664	132,183	2,501,660	13,944,528	1,745,381	7,252
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	111	—	2,283	10,393	3,169	5
Investments purchased	—	349	—	—	—	—
Total Liabilities	111	349	2,283	10,393	3,169	5
NET ASSETS	$137,553	$131,834	$2,499,377	$13,934,135	$1,742,212	$7,247
Units Outstanding	11,570	13,276	142,302	1,225,235	145,409	709
Accumulation Unit Value	$11.89	$9.93	$17.56	$11.37	$11.98	$10.21
Cost of Investments	$119,472	$130,230	$2,116,275	$13,355,178	$1,643,998	$7,266

See Notes to Financial Statements

	Variable Accounts
	American Funds			American Funds		American Funds
	IS Capital	American Funds	American Funds	IS Global Growth	American Funds	IS Global Small
	Income Builder	IS Global Balanced	IS Global Bond	and Income	IS Global Growth	Capitalization
	Class 4	Class 4	Class 4	Class 4	Class 4	Class 4
ASSETS
Investments in mutual funds, at value	$210,384	$181,542	$26,969	$11,453	$703,946	$8,674
Receivables:
Investments sold	8	6	1	2	27	—
Total Assets	210,392	181,548	26,970	11,455	703,973	8,674
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	20	23	3	3	113	1
Total Liabilities	20	23	3	3	113	1
NET ASSETS	$210,372	$181,525	$26,967	$11,452	$703,860	$8,673
Units Outstanding	19,940	16,292	2,610	973	53,659	782
Accumulation Unit Value	$10.55	$11.14	$10.33	$11.78	$13.12	$11.09
Cost of Investments	$197,050	$163,640	$26,009	$9,374	$660,729	$7,740

			American Funds		American Funds	American Funds
	American Funds	American Funds	IS High-Income	American Funds	IS International	IS Managed Risk
	IS Growth	IS Growth-Income	Bond	IS International	Growth and Income	Asset Allocation
	Class 4	Class 4	Class 4	Class 4	Class 4	Class P2
ASSETS
Investments in mutual funds, at value	$6,672,453	$8,167,738	$348,205	$594,329	$909,704	$19,341
Receivables:
Investments sold	1,500	1,017	18	3,862	39	1
Total Assets	6,673,953	8,168,755	348,223	598,191	909,743	19,342
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2,307	1,927	36	3,970	123	3
Total Liabilities	2,307	1,927	36	3,970	123	3
NET ASSETS	$6,671,646	$8,166,828	$348,187	$594,221	$909,620	$19,339
Units Outstanding	546,355	695,977	30,631	55,029	87,249	1,673
Accumulation Unit Value	$12.21	$11.73	$11.37	$10.80	$10.43	$11.56
Cost of Investments	$6,511,827	$8,262,800	$328,593	$558,543	$850,305	$19,346

		American Funds IS
		U.S. Government/	BlackRock	BlackRock	BlackRock	BlackRock
	American Funds IS	AAA-Rated	Global	iShares Alternative	iShares Dynamic	iShares Dynamic
	New World Fund	Securities	Allocation	Strategies	Allocation	Fixed Income
	Class 4	Class 4	V.I. Class III	V.I. Class I	V.I. Class I	V.I. Class I
ASSETS
Investments in mutual funds, at value	$456,463	$471,051	$10,858,667	$218,927	$4,405	$14,609
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	4
Investments sold	12	20	833	7	—	—
Total Assets	456,475	471,071	10,859,500	218,934	4,405	14,613
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	33	58	423	16	—	—
Total Liabilities	33	58	423	16	—	—
NET ASSETS	$456,442	$471,013	$10,859,077	$218,918	$4,405	$14,613
Units Outstanding	44,004	45,842	841,385	19,497	413	1,431
Accumulation Unit Value	$10.37	$10.27	$12.91	$11.23	$10.67	$10.21
Cost of Investments	$404,470	$461,927	$8,402,308	$207,970	$4,215	$14,266

See Notes to Financial Statements

	Variable Accounts
	BlackRock			Fidelity VIP		First Trust
	iShares Equity	Fidelity VIP	Fidelity VIP	Government	Fidelity VIP	Dorsey Wright
	Appreciation	Contrafund	FundsManager 60%	Money Market	Strategic Income	Tactical Core
	V.I. Class I	Service Class 2	Service Class 2	Service Class	Service Class 2	Class I
ASSETS
Investments in mutual funds, at value	$612,758	$1,941,281	$100,770	$7,562,070	$256,083	$89,912
Receivables:
Due from Pacific Life Insurance Company	—	548	—	2,046	325	—
Investments sold	21	—	90	—	—	3
Total Assets	612,779	1,941,829	100,860	7,564,116	256,408	89,915
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	54	—	91	—	—	6
Investments purchased	—	571	—	1,875	326	—
Total Liabilities	54	571	91	1,875	326	6
NET ASSETS	$612,725	$1,941,258	$100,769	$7,562,241	$256,082	$89,909
Units Outstanding	56,550	119,609	7,324	784,262	23,425	8,522
Accumulation Unit Value	$10.84	$16.23	$13.76	$9.64	$10.93	$10.55
Cost of Investments	$568,921	$1,718,605	$91,358	$7,562,070	$246,328	$88,009

	First Trust/Dow	Franklin		Franklin	Franklin
	Jones Dividend &	Founding Funds	Franklin	Mutual Global	Rising	Templeton
	Income Allocation	Allocation	Income	Discovery	Dividends	Global Bond
	Class I	VIP Class 4	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
ASSETS
Investments in mutual funds, at value	$889,020	$1,204,868	$158,927	$959,373	$1,973,772	$816,928
Receivables:
Due from Pacific Life Insurance Company	—	—	336	1,746	—	4,666
Investments sold	—	36	—	—	77	—
Total Assets	889,020	1,204,904	159,263	961,119	1,973,849	821,594
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	17	25	—	—	41	—
Investments purchased	30	—	344	1,763	—	4,718
Total Liabilities	47	25	344	1,763	41	4,718
NET ASSETS	$888,973	$1,204,879	$158,919	$959,356	$1,973,808	$816,876
Units Outstanding	62,046	87,056	15,204	66,965	125,063	82,820
Accumulation Unit Value	$14.33	$13.84	$10.45	$14.33	$15.78	$9.86
Cost of Investments	$826,406	$911,221	$154,596	$928,637	$1,864,672	$846,214

			Janus	Janus	JPMorgan	JPMorgan
	Ivy		Henderson	Henderson	Insurance Trust	Insurance Trust
	VIP Asset	Ivy	Balanced	Flexible Bond	Global Allocation	Income Builder
	Strategy	VIP Energy	Service Shares	Service Shares	Class 2 (1)	Class 2 (1)
ASSETS
Investments in mutual funds, at value	$20,714	$293,328	$2,473,472	$123,603	$—	$—
Receivables:
Due from Pacific Life Insurance Company	4	459	—	—	—	—
Investments sold	—	—	363	4	—	—
Total Assets	20,718	293,787	2,473,835	123,607	—	—
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	233	27	—	—
Investments purchased	5	478	—	—	—	—
Total Liabilities	5	478	233	27	—	—
NET ASSETS	$20,713	$293,309	$2,473,602	$123,580	$—	$—
Units Outstanding	2,278	41,769	180,086	12,078	—	—
Accumulation Unit Value	$9.09	$7.02	$13.74	$10.23	See Note (1)	See Note (1)
Cost of Investments	$20,435	$326,541	$2,226,151	$123,669	$—	$—

(1) All units were fully redeemed or transferred prior to June 30, 2017 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements

	Variable Accounts
	ClearBridge	Lord Abbett	Lord Abbett		MFS	MFS
	Variable	Bond	International	Lord Abbett	Total Return	Utilities
	Aggressive Growth	Debenture	Core Equity	Total Return	Series -	Series -
	- Class II	Class VC	Class VC	Class VC	Service Class	Service Class
ASSETS
Investments in mutual funds, at value	$5,920	$323,610	$28,998	$361,185	$672,348	$222,969
Receivables:
Due from Pacific Life Insurance Company	—	2,865	—	137	—	15
Investments sold	—	—	4	—	255	14
Total Assets	5,920	326,475	29,002	361,322	672,603	222,998
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1	—	7	—	296	—
Investments purchased	—	2,880	—	117	—	—
Total Liabilities	1	2,880	7	117	296	—
NET ASSETS	$5,919	$323,595	$28,995	$361,205	$672,307	$222,998
Units Outstanding	554	26,319	3,064	34,499	46,220	17,048
Accumulation Unit Value	$10.68	$12.30	$9.46	$10.47	$14.55	$13.08
Cost of Investments	$5,477	$278,225	$28,714	$351,800	$580,924	$201,570

					PIMCO
	Neuberger Berman		Oppenheimer	PIMCO	Commodity-
	U.S. Equity Index	Oppenheimer	International	All Asset All	RealReturn	State Street
	PutWrite Strategy	Global Fund/VA	Growth Fund/VA	Authority -	Strategy -	Total Return
	Class S (1)	Service Shares	Service Shares	Advisor Class	Advisor Class	V.I.S. Class 3
ASSETS
Investments in mutual funds, at value	$—	$518,852	$18,016	$139,301	$2,893	$449,176
Receivables:
Due from Pacific Life Insurance Company	—	676	—	—	—	—
Investments sold	—	—	1	9	325	69
Total Assets	—	519,528	18,017	139,310	3,218	449,245
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	1	20	323	131
Investments purchased	—	689	—	—	—	—
Total Liabilities	—	689	1	20	323	131
NET ASSETS	$—	$518,839	$18,016	$139,290	$2,895	$449,114
Units Outstanding	—	45,384	1,656	14,621	549	24,417
Accumulation Unit Value	See Note (1)	$11.43	$10.88	$9.53	$5.27	$18.39
Cost of Investments	$—	$468,679	$17,065	$129,412	$3,127	$353,812

VanEck VIP
Global Hard Assets
Class S
ASSETS
Investments in mutual funds, at value	$399,753
Receivables:
Investments sold	304
Total Assets	400,057
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	310
Total Liabilities	310
NET ASSETS	$399,747
Units Outstanding	60,926
Accumulation Unit Value	$6.56
Cost of Investments	$407,765

(1) All units were fully redeemed or transferred prior to June 30, 2017 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2017 (Unaudited)

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Loan	Bond	Managed
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	367	13,723	3,399	8,967	120,742	103,153
Net Investment Income (Loss)	(367)	(13,723)	(3,399)	(8,967)	(120,742)	(103,153)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	411	9,212	1,312	3,211	225,293	7,640
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	411	9,212	1,312	3,211	225,293	7,640
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,525	90,374	8,405	25,643	617,679	210,278
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,569	$85,863	$6,318	$19,887	$722,230	$114,765

	Inflation	Managed	Short Duration	Emerging		Developing
	Strategy	Bond	Bond	Markets Debt	Comstock	Growth
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	1,087	266,278	22,903	1,776	27,417	38,848
Net Investment Income (Loss)	(1,087)	(266,278)	(22,903)	(1,776)	(27,417)	(38,848)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	47	361,115	6,610	27	274,978	168,577
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	47	361,115	6,610	27	274,978	168,577
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,770	940,278	28,418	17,521	(127,656)	584,081
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$730	$1,035,115	$12,125	$15,772	$119,905	$713,810

	Dividend	Equity	Focused		Large-Cap	Large-Cap
	Growth	Index	Growth	Growth	Growth	Value
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	57,995	367,598	29,996	376,325	25,575	79,139
Net Investment Income (Loss)	(57,995)	(367,598)	(29,996)	(376,325)	(25,575)	(79,139)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	141,603	2,667,157	48,694	1,277,271	57,394	556,720
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	141,603	2,667,157	48,694	1,277,271	57,394	556,720
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	682,127	2,486,185	735,673	8,325,608	580,649	248,966
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$765,735	$4,785,744	$754,371	$9,226,554	$612,468	$726,547

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

	Variable Accounts
	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap
	Large-Cap	Core	Equity	Growth	Value	Equity
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	10,094	424,411	83,153	38,496	10,693	13,073
Net Investment Income (Loss)	(10,094)	(424,411)	(83,153)	(38,496)	(10,693)	(13,073)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	53,850	2,422,274	331,911	412,215	2,441	3,882
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	53,850	2,422,274	331,911	412,215	2,441	3,882
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	85,031	3,813,042	851,559	337,935	99,114	3,944
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$128,787	$5,810,905	$1,100,317	$711,654	$90,862	$(5,247)

	Small-Cap	Small-Cap	Value	Emerging	International	International
	Index	Value	Advantage	Markets	Large-Cap	Small-Cap
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	66,362	38,727	1,322	70,915	50,837	5,392
Net Investment Income (Loss)	(66,362)	(38,727)	(1,322)	(70,915)	(50,837)	(5,392)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	413,970	212,432	10,821	249,299	231,822	4,035
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	413,970	212,432	10,821	249,299	231,822	4,035
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	67,707	(232,164)	(2,638)	1,638,893	1,122,158	125,700
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$415,315	$(58,459)	$6,861	$1,817,277	$1,303,143	$124,343

	International	Health	Real		Currency	Diversified
	Value	Sciences	Estate	Technology	Strategies	Alternatives (2)
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	154,127	48,104	47,168	10,690	179	14
Net Investment Income (Loss)	(154,127)	(48,104)	(47,168)	(10,690)	(179)	(14)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	154,838	610,774	535,318	1,550	453	—
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	154,838	610,774	535,318	1,550	453	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,437,178	737,275	(608,287)	290,152	(438)	53
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,437,889	$1,299,945	$(120,137)	$281,012	$(164)	$39

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced or resumed during 2017 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
			Pacific	Pacific
		Global	Dynamix -	Dynamix -	Pacific	Portfolio
	Equity	Absolute	Conservative	Moderate	Dynamix -	Optimization
	Long/Short	Return	Growth	Growth	Growth	Conservative
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	2,755	389	10,084	31,422	24,688	209,046
Net Investment Income (Loss)	(2,755)	(389)	(10,084)	(31,422)	(24,688)	(209,046)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	22,393	20	1,189	3,672	47,359	264,608
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	22,393	20	1,189	3,672	47,359	264,608
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	815	2,651	77,330	316,225	261,849	1,109,929
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,453	$2,282	$68,435	$288,475	$284,520	$1,165,491

	Portfolio			Portfolio		Invesco V.I.
	Optimization	Portfolio	Portfolio	Optimization	PSF DFA	Balanced-Risk
	Moderate-	Optimization	Optimization	Aggressive-	Balanced	Allocation
	Conservative	Moderate	Growth	Growth	Allocation	Series II
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	259,921	931,573	621,063	264,112	4,145	9,533
Net Investment Income (Loss)	(259,921)	(931,573)	(621,063)	(264,112)	(4,145)	(9,533)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	470,817	2,765,748	2,048,727	580,528	1,909	4,245
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	470,817	2,765,748	2,048,727	580,528	1,909	4,245
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,851,816	6,934,327	5,626,983	3,002,392	34,780	28,434
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,062,712	$8,768,502	$7,054,647	$3,318,808	$32,544	$23,146

	Invesco V.I.	Invesco V.I.	American		American Funds
	Equity and	Global	Century	American Funds	IS Blue Chip	American Funds
	Income	Real Estate	VP Mid Cap	IS Asset Allocation	Income and Growth	IS Bond
	Series II	Series II	Value Class II	Class 4	Class 4	Class 4
INVESTMENT INCOME
Dividends (1)	$—	$—	$18,226	$34,956	$5,493	$16
EXPENSES
Mortality and expense risk	6,221	647	19,197	83,418	12,932	122
Net Investment Income (Loss)	(6,221)	(647)	(971)	(48,462)	(7,439)	(106)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	72,750	(127)	66,104	(2,380)	17,701	79
Capital gain distributions (1)	—	—	65,867	648,214	65,788	48
Realized Gain (Loss) on Investments	72,750	(127)	131,971	645,834	83,489	127
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(35,184)	5,718	(22,137)	335,343	23,999	(2)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,345	$4,944	$108,863	$932,715	$100,049	$19

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

	Variable Accounts
	American Funds			American Funds		American Funds
	IS Capital	American Funds	American Funds	IS Global Growth	American Funds	IS Global Small
	Income Builder	IS Global Balanced	IS Global Bond	and Income	IS Global Growth	Capitalization
	Class 4	Class 4	Class 4	Class 4	Class 4	Class 4
INVESTMENT INCOME
Dividends (1)	$2,643	$—	$—	$31	$412	$32
EXPENSES
Mortality and expense risk	1,261	989	228	171	2,750	51
Net Investment Income (Loss)	1,382	(989)	(228)	(140)	(2,338)	(19)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	69	229	(3,925)	3,184	(1,717)	1
Capital gain distributions (1)	—	562	167	200	20,296	—
Realized Gain (Loss) on Investments	69	791	(3,758)	3,384	18,579	1
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	12,603	15,563	6,023	502	47,791	908
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,054	$15,365	$2,037	$3,746	$64,032	$890

			American Funds		American Funds	American Funds
	American Funds	American Funds	IS High-Income	American Funds	IS International	IS Managed Risk
	IS Growth	IS Growth-Income	Bond	IS International	Growth and Income	Asset Allocation
	Class 4	Class 4	Class 4	Class 4	Class 4	Class P2
INVESTMENT INCOME
Dividends (1)	$6,334	$17,326	$3,782	$1,584	$1,045	$150
EXPENSES
Mortality and expense risk	40,162	50,956	2,023	1,839	5,244	44
Net Investment Income (Loss)	(33,828)	(33,630)	1,759	(255)	(4,199)	106
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	10,415	1,870	180	1,066	(6,048)	—
Capital gain distributions (1)	645,063	534,198	—	6,336	—	184
Realized Gain (Loss) on Investments	655,478	536,068	180	7,402	(6,048)	184
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	219,176	190,574	9,977	37,448	124,284	(8)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$840,826	$693,012	$11,916	$44,595	$114,037	$282

		American Funds IS
		U.S. Government/	BlackRock	BlackRock	BlackRock	BlackRock
	American Funds IS	AAA-Rated	Global	iShares Alternative	iShares Dynamic	iShares Dynamic
	New World Fund	Securities	Allocation	Strategies	Allocation	Fixed Income
	Class 4	Class 4	V.I. Class III	V.I. Class I	V.I. Class I	V.I. Class I
INVESTMENT INCOME
Dividends (1)	$493	$931	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	2,613	3,681	67,961	1,151	27	110
Net Investment Income (Loss)	(2,120)	(2,750)	(67,961)	(1,151)	(27)	(110)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,015	(10,174)	92,480	20	2	(130)
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	1,015	(10,174)	92,480	20	2	(130)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	51,120	18,797	711,330	11,709	299	695
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,015	$5,873	$735,849	$10,578	$274	$455

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

	Variable Accounts
	BlackRock			Fidelity VIP		First Trust
	iShares Equity	Fidelity VIP	Fidelity VIP	Government	Fidelity VIP	Dorsey Wright
	Appreciation	Contrafund	FundsManager 60%	Money Market	Strategic Income	Tactical Core
	V.I. Class I	Service Class 2	Service Class 2	Service Class	Service Class 2	Class I (1)
INVESTMENT INCOME
Dividends (2)	$—	$3,056	$—	$15,187	$—	$37
EXPENSES
Mortality and expense risk	2,977	10,797	573	47,770	1,282	211
Net Investment Income (Loss)	(2,977)	(7,741)	(573)	(32,583)	(1,282)	(174)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	61	2,891	(31)	—	—	8
Capital gain distributions (2)	—	66,048	1,045	—	—	—
Realized Gain (Loss) on Investments	61	68,939	1,014	—	—	8
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	40,354	101,587	6,630	—	9,131	1,903
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,438	$162,785	$7,071	$(32,583)	$7,849	$1,737

	First Trust/Dow	Franklin		Franklin	Franklin
	Jones Dividend &	Founding Funds	Franklin	Mutual Global	Rising	Templeton
	Income Allocation	Allocation	Income	Discovery	Dividends	Global Bond
	Class I	VIP Class 4	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
INVESTMENT INCOME
Dividends (2)	$4,433	$30,352	$6,627	$—	$30,328	$—
EXPENSES
Mortality and expense risk	5,301	7,733	733	5,984	14,007	4,668
Net Investment Income (Loss)	(868)	22,619	5,894	(5,984)	16,321	(4,668)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	228	29,747	422	(9,158)	5,715	(2,235)
Capital gain distributions (2)	6,748	48,676	—	—	72,237	2,617
Realized Gain (Loss) on Investments	6,976	78,423	422	(9,158)	77,952	382
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	33,635	(27,970)	(2,371)	62,402	66,496	17,716
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,743	$73,072	$3,945	$47,260	$160,769	$13,430

			Janus	Janus	JPMorgan	JPMorgan
	Ivy		Henderson	Henderson	Insurance Trust	Insurance Trust
	VIP Asset	Ivy	Balanced	Flexible Bond	Global Allocation	Income Builder
	Strategy	VIP Energy	Service Shares	Service Shares	Class 2 (3)	Class 2 (3)
INVESTMENT INCOME
Dividends (2)	$81	$115	$22,063	$1,672	$—	$—
EXPENSES
Mortality and expense risk	126	1,895	15,401	573	86	86
Net Investment Income (Loss)	(45)	(1,780)	6,662	1,099	(86)	(86)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(13)	(23,276)	14,659	(1)	1,014	634
Capital gain distributions (2)	—	—	4,795	—	—	—
Realized Gain (Loss) on Investments	(13)	(23,276)	19,454	(1)	1,014	634
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,506	(65,444)	156,125	340	378	261
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,448	$(90,500)	$182,241	$1,438	$1,306	$809

(1) Operations commenced or resumed during 2017 (See Financial Highlights for commencement date of operations).

(2) See Note 3 in Notes to Financial Statements.

(3) All units were fully redeemed or transferred prior to June 30, 2017 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements

	Variable Accounts
	ClearBridge	Lord Abbett	Lord Abbett		MFS	MFS
	Variable	Bond	International	Lord Abbett	Total Return	Utilities
	Aggressive Growth	Debenture	Core Equity	Total Return	Series -	Series -
	- Class II	Class VC	Class VC	Class VC	Service Class	Service Class
INVESTMENT INCOME
Dividends (1)	$1	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	36	2,479	178	2,085	4,433	1,305
Net Investment Income (Loss)	(35)	(2,479)	(178)	(2,085)	(4,433)	(1,305)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2	8,092	(52)	(498)	(243)	844
Capital gain distributions (1)	81	—	—	—	—	—
Realized Gain (Loss) on Investments	83	8,092	(52)	(498)	(243)	844
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	426	10,682	3,119	8,775	42,581	18,554
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$474	$16,295	$2,889	$6,192	$37,905	$18,093

					PIMCO
	Neuberger Berman		Oppenheimer	PIMCO	Commodity-
	U.S. Equity Index	Oppenheimer	International	All Asset All	RealReturn	State Street
	PutWrite Strategy	Global Fund/VA	Growth Fund/VA	Authority -	Strategy -	Total Return
	Class S (2)	Service Shares	Service Shares	Advisor Class	Advisor Class	V.I.S. Class 3
INVESTMENT INCOME
Dividends (1)	$—	$3,751	$207	$2,217	$573	$—
EXPENSES
Mortality and expense risk	7	2,190	131	870	57	2,634
Net Investment Income (Loss)	(7)	1,561	76	1,347	516	(2,634)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	194	2,879	970	(79)	(428)	293
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	194	2,879	970	(79)	(428)	293
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(115)	49,807	2,001	5,745	(654)	30,088
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$72	$54,247	$3,047	$7,013	$(566)	$27,747

VanEck VIP
Global Hard Assets
Class S
INVESTMENT INCOME
Dividends (1)	$—
EXPENSES
Mortality and expense risk	3,675
Net Investment Income (Loss)	(3,675)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	692
Capital gain distributions (1)	—
Realized Gain (Loss) on Investments	692
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(94,220)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(97,203)

(1) See Note 3 in Notes to Financial Statements.

(2) All units were fully redeemed or transferred prior to June 30, 2017 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended	Year/Period Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	Core Income (2)		Diversified Bond		Floating Rate Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(367)	$(768)	$(13,723)	$(33,187)	$(3,399)	$(8,620)
Realized gain (loss) on investments	411	6,601	9,212	17,320	1,312	13,480
Change in net unrealized appreciation (depreciation) on investments	1,525	780	90,374	102,944	8,405	39,843
Net Increase (Decrease) in Net Assets Resulting from Operations	1,569	6,613	85,863	87,077	6,318	44,703
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	—	9,865	—	1,082
Transfers between variable and fixed accounts, net	90,897	15,067	(63,136)	145,953	14,609	(375,024)
Contract benefits and terminations	(416)	(5,984)	(40,507)	(308,762)	(11,232)	(203,888)
Contract charges and deductions	(61)	(97)	(2,653)	(6,027)	(481)	(1,136)
Other	(5)	—	(3)	41	(2)	26
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	90,415	8,986	(106,299)	(158,930)	2,894	(578,940)
NET INCREASE (DECREASE) IN NET ASSETS	91,984	15,599	(20,436)	(71,853)	9,212	(534,237)
NET ASSETS
Beginning of Year or Period	15,599	—	2,229,594	2,301,447	547,644	1,081,881
End of Year or Period	$107,583	$15,599	$2,209,158	$2,229,594	$556,856	$547,644

	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(8,967)	$(19,157)	$(120,742)	$(240,544)	$(103,153)	$(221,945)
Realized gain (loss) on investments	3,211	33,730	225,293	668,338	7,640	(26,665)
Change in net unrealized appreciation (depreciation) on investments	25,643	110,200	617,679	2,104,843	210,278	936,118
Net Increase (Decrease) in Net Assets Resulting from Operations	19,887	124,773	722,230	2,532,637	114,765	687,508
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	11,037	20,013	38,346	179,158	62,416	111,423
Transfers between variable and fixed accounts, net	(65,661)	(19,623)	787,819	(228,121)	121,413	(188,132)
Contract benefits and terminations	(53,582)	(390,329)	(984,713)	(2,020,017)	(659,401)	(1,391,850)
Contract charges and deductions	(2,070)	(3,744)	(21,005)	(38,949)	(14,492)	(30,765)
Other	12	32	80	413	574	106
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(110,264)	(393,651)	(179,473)	(2,107,516)	(489,490)	(1,499,218)
NET INCREASE (DECREASE) IN NET ASSETS	(90,377)	(268,878)	542,757	425,121	(374,725)	(811,710)
NET ASSETS
Beginning of Year or Period	1,469,075	1,737,953	18,633,967	18,208,846	16,507,897	17,319,607
End of Year or Period	$1,378,698	$1,469,075	$19,176,724	$18,633,967	$16,133,172	$16,507,897

(1) Unaudited.

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	Inflation Strategy		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,087)	$(2,732)	$(266,278)	$(589,642)	$(22,903)	$(48,345)
Realized gain (loss) on investments	47	(3,550)	361,115	1,222,762	6,610	2,331
Change in net unrealized appreciation (depreciation) on investments	1,770	7,711	940,278	222,014	28,418	63,134
Net Increase (Decrease) in Net Assets Resulting from Operations	730	1,429	1,035,115	855,134	12,125	17,120
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	288,496	456,732	5,011	49,640
Transfers between variable and fixed accounts, net	(357)	2,243	333,446	(1,855,202)	380,949	362,785
Contract benefits and terminations	(2,587)	(44,671)	(2,563,817)	(6,050,668)	(195,782)	(433,598)
Contract charges and deductions	(131)	(331)	(49,683)	(95,025)	(3,259)	(6,748)
Other	1	2	(3,367)	(14,832)	(7)	(7)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,074)	(42,757)	(1,994,925)	(7,558,995)	186,912	(27,928)
NET INCREASE (DECREASE) IN NET ASSETS	(2,344)	(41,328)	(959,810)	(6,703,861)	199,037	(10,808)
NET ASSETS
Beginning of Year or Period	173,545	214,873	43,191,656	49,895,517	3,732,073	3,742,881
End of Year or Period	$171,201	$173,545	$42,231,846	$43,191,656	$3,931,110	$3,732,073

	Emerging Markets Debt		Comstock		Developing Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,776)	$(2,422)	$(27,417)	$(51,677)	$(38,848)	$(74,712)
Realized gain (loss) on investments	27	(198)	274,978	209,236	168,577	222,797
Change in net unrealized appreciation (depreciation) on investments	17,521	29,236	(127,656)	476,172	584,081	(397,538)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,772	26,616	119,905	633,731	713,810	(249,453)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	20,602	—	11,677	46,004	2,051	21,285
Transfers between variable and fixed accounts, net	167,402	41,687	(177,586)	34,298	(56,498)	(119,438)
Contract benefits and terminations	(4,291)	(28,975)	(289,071)	(418,788)	(292,009)	(407,495)
Contract charges and deductions	(245)	(506)	(4,071)	(7,498)	(5,726)	(11,201)
Other	(7)	(2)	(2,501)	479	(1,197)	63
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	183,461	12,204	(461,552)	(345,505)	(353,379)	(516,786)
NET INCREASE (DECREASE) IN NET ASSETS	199,233	38,820	(341,647)	288,226	360,431	(766,239)
NET ASSETS
Beginning of Year or Period	181,928	143,108	4,535,091	4,246,865	5,944,341	6,710,580
End of Year or Period	$381,161	$181,928	$4,193,444	$4,535,091	$6,304,772	$5,944,341

(1) Unaudited.

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	Dividend Growth		Equity Index		Focused Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(57,995)	$(106,796)	$(367,598)	$(709,015)	$(29,996)	$(57,196)
Realized gain (loss) on investments	141,603	14,860	2,667,157	3,894,856	48,694	403,650
Change in net unrealized appreciation (depreciation) on investments	682,127	922,526	2,486,185	2,454,318	735,673	(431,893)
Net Increase (Decrease) in Net Assets Resulting from Operations	765,735	830,590	4,785,744	5,640,159	754,371	(85,439)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	17,099	55,991	135,517	542,363	1,275	25,418
Transfers between variable and fixed accounts, net	(241,478)	1,054,887	(293,148)	179,210	(22,586)	(1,428,889)
Contract benefits and terminations	(455,890)	(637,298)	(3,325,705)	(5,923,296)	(302,348)	(269,551)
Contract charges and deductions	(7,855)	(14,149)	(55,112)	(106,472)	(4,664)	(8,817)
Other	132	22	392	(463)	171	1,541
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(687,992)	459,453	(3,538,056)	(5,308,658)	(328,152)	(1,680,298)
NET INCREASE (DECREASE) IN NET ASSETS	77,743	1,290,043	1,247,688	331,501	426,219	(1,765,737)
NET ASSETS
Beginning of Year or Period	9,278,224	7,988,181	57,550,978	57,219,477	4,517,262	6,282,999
End of Year or Period	$9,355,967	$9,278,224	$58,798,666	$57,550,978	$4,943,481	$4,517,262

	Growth		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(376,325)	$(733,744)	$(25,575)	$(46,994)	$(79,139)	$(157,536)
Realized gain (loss) on investments	1,277,271	2,694,451	57,394	422,825	556,720	1,022,729
Change in net unrealized appreciation (depreciation) on investments	8,325,608	(1,534,893)	580,649	(505,925)	248,966	491,471
Net Increase (Decrease) in Net Assets Resulting from Operations	9,226,554	425,814	612,468	(130,094)	726,547	1,356,664
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	171,414	259,006	2,376	28,408	27,692	111,126
Transfers between variable and fixed accounts, net	(373,255)	(2,220,043)	928,395	(1,625,613)	(420,567)	(701,568)
Contract benefits and terminations	(2,608,132)	(6,063,651)	(355,615)	(341,703)	(454,279)	(1,143,299)
Contract charges and deductions	(58,410)	(113,282)	(3,602)	(7,272)	(11,343)	(22,590)
Other	(1,919)	(2,525)	(2,303)	170	(5,510)	4,139
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,870,302)	(8,140,495)	569,251	(1,946,010)	(864,007)	(1,752,192)
NET INCREASE (DECREASE) IN NET ASSETS	6,356,252	(7,714,681)	1,181,719	(2,076,104)	(137,460)	(395,528)
NET ASSETS
Beginning of Year or Period	56,018,509	63,733,190	3,236,109	5,312,213	12,618,870	13,014,398
End of Year or Period	$62,374,761	$56,018,509	$4,417,828	$3,236,109	$12,481,410	$12,618,870

(1) Unaudited.

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(10,094)	$(19,155)	$(424,411)	$(828,436)	$(83,153)	$(154,128)
Realized gain (loss) on investments	53,850	38,545	2,422,274	4,254,975	331,911	775,046
Change in net unrealized appreciation (depreciation) on investments	85,031	95,218	3,813,042	3,140,471	851,559	1,314,980
Net Increase (Decrease) in Net Assets Resulting from Operations	128,787	114,608	5,810,905	6,567,010	1,100,317	1,935,898
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	566	245,996	695,728	7,183	88,918
Transfers between variable and fixed accounts, net	(90,135)	(48,772)	(829,273)	(2,137,069)	15,910	(854,114)
Contract benefits and terminations	(37,568)	(90,540)	(3,683,260)	(7,288,435)	(618,034)	(1,220,795)
Contract charges and deductions	(2,044)	(3,119)	(61,816)	(120,782)	(11,778)	(22,182)
Other	71	11	(4,396)	(6,855)	(2,405)	9,463
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(129,676)	(141,854)	(4,332,749)	(8,857,413)	(609,124)	(1,998,710)
NET INCREASE (DECREASE) IN NET ASSETS	(889)	(27,246)	1,478,156	(2,290,403)	491,193	(62,812)
NET ASSETS
Beginning of Year or Period	1,612,948	1,640,194	66,321,939	68,612,342	12,832,872	12,895,684
End of Year or Period	$1,612,059	$1,612,948	$67,800,095	$66,321,939	$13,324,065	$12,832,872

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(38,496)	$(75,520)	$(10,693)	$(18,376)	$(13,073)	$(17,296)
Realized gain (loss) on investments	412,215	442,719	2,441	37,498	3,882	39,497
Change in net unrealized appreciation (depreciation) on investments	337,935	(92,115)	99,114	181,349	3,944	349,325
Net Increase (Decrease) in Net Assets Resulting from Operations	711,654	275,084	90,862	200,471	(5,247)	371,526
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,620	23,196	9,759	7,661	288	4,911
Transfers between variable and fixed accounts, net	(941,997)	167,976	42,848	188,124	14,115	538,504
Contract benefits and terminations	(274,372)	(422,500)	(35,224)	(128,222)	(25,454)	(122,083)
Contract charges and deductions	(5,900)	(10,940)	(1,772)	(2,871)	(1,805)	(3,005)
Other	85	895	5	513	(46)	(525)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,216,564)	(241,373)	15,616	65,205	(12,902)	417,802
NET INCREASE (DECREASE) IN NET ASSETS	(504,910)	33,711	106,478	265,676	(18,149)	789,328
NET ASSETS
Beginning of Year or Period	6,342,565	6,308,854	1,647,779	1,382,103	2,032,902	1,243,574
End of Year or Period	$5,837,655	$6,342,565	$1,754,257	$1,647,779	$2,014,753	$2,032,902

(1) Unaudited.

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	Small-Cap Index		Small-Cap Value		Value Advantage
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(66,362)	$(120,378)	$(38,727)	$(66,438)	$(1,322)	$(1,591)
Realized gain (loss) on investments	413,970	832,168	212,432	119,936	10,821	(4,270)
Change in net unrealized appreciation (depreciation) on investments	67,707	946,944	(232,164)	1,325,312	(2,638)	20,299
Net Increase (Decrease) in Net Assets Resulting from Operations	415,315	1,658,734	(58,459)	1,378,810	6,861	14,438
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	7,481	23,052	8,560	9,165	450	879
Transfers between variable and fixed accounts, net	(490,531)	175,933	(266,958)	384,052	(164,557)	179,936
Contract benefits and terminations	(491,485)	(1,266,742)	(236,608)	(432,139)	(23,910)	(2,456)
Contract charges and deductions	(9,692)	(17,679)	(5,847)	(10,022)	(196)	(229)
Other	(2,008)	(332)	(2,509)	29	9	2
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(986,235)	(1,085,768)	(503,362)	(48,915)	(188,204)	178,132
NET INCREASE (DECREASE) IN NET ASSETS	(570,920)	572,966	(561,821)	1,329,895	(181,343)	192,570
NET ASSETS
Beginning of Year or Period	10,723,107	10,150,141	6,411,015	5,081,120	286,398	93,828
End of Year or Period	$10,152,187	$10,723,107	$5,849,194	$6,411,015	$105,055	$286,398

	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(70,915)	$(138,423)	$(50,837)	$(103,857)	$(5,392)	$(10,403)
Realized gain (loss) on investments	249,299	746,619	231,822	429,117	4,035	73,388
Change in net unrealized appreciation (depreciation) on investments	1,638,893	(61,851)	1,122,158	(467,031)	125,700	(52,882)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,817,277	546,345	1,303,143	(141,771)	124,343	10,103
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	82,796	54,115	13,395	36,351	—	1,207
Transfers between variable and fixed accounts, net	(29,973)	(416,879)	(127,775)	(509,696)	56,042	(190,413)
Contract benefits and terminations	(383,819)	(791,866)	(370,407)	(826,930)	(26,110)	(44,885)
Contract charges and deductions	(14,619)	(24,410)	(7,681)	(15,675)	(809)	(1,860)
Other	151	(265)	(1,834)	391	10	16
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(345,464)	(1,179,305)	(494,302)	(1,315,559)	29,133	(235,935)
NET INCREASE (DECREASE) IN NET ASSETS	1,471,813	(632,960)	808,841	(1,457,330)	153,476	(225,832)
NET ASSETS
Beginning of Year or Period	10,412,053	11,045,013	7,764,069	9,221,399	779,700	1,005,532
End of Year or Period	$11,883,866	$10,412,053	$8,572,910	$7,764,069	$933,176	$779,700

(1) Unaudited.

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	International Value		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(154,127)	$(297,252)	$(48,104)	$(108,848)	$(47,168)	$(104,893)
Realized gain (loss) on investments	154,838	(108,075)	610,774	2,457,053	535,318	182,220
Change in net unrealized appreciation (depreciation) on investments	2,437,178	727,962	737,275	(3,194,429)	(608,287)	265,137
Net Increase (Decrease) in Net Assets Resulting from Operations	2,437,889	322,635	1,299,945	(846,224)	(120,137)	342,464
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	116,960	213,696	1,760	59,776	18,422	70,235
Transfers between variable and fixed accounts, net	(173,970)	251,532	(383,274)	(2,633,233)	(135,699)	(316,396)
Contract benefits and terminations	(1,379,780)	(2,670,575)	(362,914)	(768,418)	(289,941)	(556,047)
Contract charges and deductions	(25,703)	(47,463)	(7,686)	(16,311)	(7,430)	(16,206)
Other	(1,715)	(5,122)	199	(494)	2,025	149
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,464,208)	(2,257,932)	(751,915)	(3,358,680)	(412,623)	(818,265)
NET INCREASE (DECREASE) IN NET ASSETS	973,681	(1,935,297)	548,030	(4,204,904)	(532,760)	(475,801)
NET ASSETS
Beginning of Year or Period	23,986,625	25,921,922	7,432,583	11,637,487	8,114,282	8,590,083
End of Year or Period	$24,960,306	$23,986,625	$7,980,613	$7,432,583	$7,581,522	$8,114,282

	Technology		Currency Strategies		Diversified Alternatives (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(10,690)	$(16,441)	$(179)	$(577)	$(14)
Realized gain (loss) on investments	1,550	125,521	453	504	—
Change in net unrealized appreciation (depreciation) on investments	290,152	(263,246)	(438)	1,264	53
Net Increase (Decrease) in Net Assets Resulting from Operations	281,012	(154,166)	(164)	1,191	39
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,577	1,607	—	—	—
Transfers between variable and fixed accounts, net	682,269	(334,156)	(3,949)	7,884	3,885
Contract benefits and terminations	(29,905)	(103,875)	(433)	(18,003)	—
Contract charges and deductions	(1,816)	(2,858)	(25)	(80)	(12)
Other	6	12	—	(3)	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	652,131	(439,270)	(4,407)	(10,202)	3,872
NET INCREASE (DECREASE) IN NET ASSETS	933,143	(593,436)	(4,571)	(9,011)	3,911
NET ASSETS
Beginning of Year or Period	1,231,724	1,825,160	31,319	40,330	—
End of Year or Period	$2,164,867	$1,231,724	$26,748	$31,319	$3,911

(1) Unaudited.

(2) Operations commenced or resumed during 2017 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
					Pacific Dynamix -
	Equity Long/Short		Global Absolute Return		Conservative Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,755)	$(5,255)	$(389)	$(816)	$(10,084)	$(19,625)
Realized gain (loss) on investments	22,393	(383)	20	3,715	1,189	(4,441)
Change in net unrealized appreciation (depreciation) on investments	815	50,889	2,651	(1,123)	77,330	106,662
Net Increase (Decrease) in Net Assets Resulting from Operations	20,453	45,251	2,282	1,776	68,435	82,596
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	564	—	—	3,250	3,000
Transfers between variable and fixed accounts, net	(200,590)	368,928	53,466	(68,374)	1,215	(43,167)
Contract benefits and terminations	(453)	(2,731)	(225)	(6,736)	(12,855)	(87,387)
Contract charges and deductions	(397)	(872)	(63)	(117)	(2,235)	(3,506)
Other	3	(32)	(1)	2	(2)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(201,437)	365,857	53,177	(75,225)	(10,627)	(131,062)
NET INCREASE (DECREASE) IN NET ASSETS	(180,984)	411,108	55,459	(73,449)	57,808	(48,466)
NET ASSETS
Beginning of Year or Period	652,590	241,482	35,179	108,628	1,582,674	1,631,140
End of Year or Period	$471,606	$652,590	$90,638	$35,179	$1,640,482	$1,582,674

	Pacific Dynamix -		Pacific Dynamix -		Portfolio Optimization
	Moderate Growth		Growth		Conservative
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(31,422)	$(52,608)	$(24,688)	$(46,353)	$(209,046)	$(429,947)
Realized gain (loss) on investments	3,672	(4,153)	47,359	14,329	264,608	471,484
Change in net unrealized appreciation (depreciation) on investments	316,225	337,101	261,849	354,029	1,109,929	1,561,037
Net Increase (Decrease) in Net Assets Resulting from Operations	288,475	280,340	284,520	322,005	1,165,491	1,602,574
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	390	13,184	4,632	43,890	32,148	14,647
Transfers between variable and fixed accounts, net	284,208	703,256	317,701	167,908	(39,279)	1,107,488
Contract benefits and terminations	(167,073)	(411,706)	(388,776)	(283,870)	(1,277,372)	(3,001,533)
Contract charges and deductions	(7,196)	(14,616)	(9,380)	(12,837)	(37,838)	(76,392)
Other	(8)	(18)	(21)	(13)	24	3,110
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	110,321	290,100	(75,844)	(84,922)	(1,322,317)	(1,952,680)
NET INCREASE (DECREASE) IN NET ASSETS	398,796	570,440	208,676	237,083	(156,826)	(350,106)
NET ASSETS
Beginning of Year or Period	4,704,990	4,134,550	3,858,855	3,621,772	33,708,828	34,058,934
End of Year or Period	$5,103,786	$4,704,990	$4,067,531	$3,858,855	$33,552,002	$33,708,828

(1) Unaudited.

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year/Period Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Moderate-Conservative		Moderate		Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(259,921)	$(535,004)	$(931,573)	$(1,853,797)	$(621,063)	$(1,232,129)
Realized gain (loss) on investments	470,817	1,574,356	2,765,748	3,629,589	2,048,727	3,432,339
Change in net unrealized appreciation (depreciation) on investments	1,851,816	1,157,131	6,934,327	7,843,645	5,626,983	4,780,544
Net Increase (Decrease) in Net Assets Resulting from Operations	2,062,712	2,196,483	8,768,502	9,619,437	7,054,647	6,980,754
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	89,935	20,818	1,289,236	1,346,379	539,691	711,859
Transfers between variable and fixed accounts, net	(327,564)	(1,297,524)	(1,390,820)	(5,098,036)	(1,998,349)	(2,924,755)
Contract benefits and terminations	(1,359,924)	(6,834,670)	(8,119,214)	(9,877,344)	(3,692,873)	(9,708,932)
Contract charges and deductions	(51,034)	(113,965)	(258,355)	(556,484)	(257,083)	(480,872)
Other	108	389	12,148	3,839	(17)	5,062
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,648,479)	(8,224,952)	(8,467,005)	(14,181,646)	(5,408,631)	(12,397,638)
NET INCREASE (DECREASE) IN NET ASSETS	414,233	(6,028,469)	301,497	(4,562,209)	1,646,016	(5,416,884)
NET ASSETS
Beginning of Year or Period	41,370,100	47,398,569	148,600,265	153,162,474	98,186,152	103,603,036
End of Year or Period	$41,784,333	$41,370,100	$148,901,762	$148,600,265	$99,832,168	$98,186,152

	Portfolio Optimization		PSF DFA		Invesco V.I. Balanced-Risk
	Aggressive-Growth		Balanced Allocation (2)		Allocation Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(264,112)	$(519,093)	$(4,145)	$(1,428)	$(9,533)	$(14,214)
Realized gain (loss) on investments	580,528	1,829,201	1,909	26	4,245	(17,145)
Change in net unrealized appreciation (depreciation) on investments	3,002,392	1,753,305	34,780	12,600	28,434	151,641
Net Increase (Decrease) in Net Assets Resulting from Operations	3,318,808	3,063,413	32,544	11,198	23,146	120,282
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	182,215	266,361	—	—	28,687	16,582
Transfers between variable and fixed accounts, net	(150,814)	(2,566,125)	143,869	537,109	(69,119)	191,907
Contract benefits and terminations	(1,175,850)	(3,945,344)	(10,791)	(2,600)	(117,399)	(104,868)
Contract charges and deductions	(58,616)	(122,953)	(515)	(321)	(2,286)	(6,301)
Other	55	11,324	(25)	(13)	9	—
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,203,010)	(6,356,737)	132,538	534,175	(160,108)	97,320
NET INCREASE (DECREASE) IN NET ASSETS	2,115,798	(3,293,324)	165,082	545,373	(136,962)	217,602
NET ASSETS
Beginning of Year or Period	41,231,716	44,525,040	545,373	—	1,546,395	1,328,793
End of Year or Period	$43,347,514	$41,231,716	$710,455	$545,373	$1,409,433	$1,546,395

(1) Unaudited.

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year/Period Ended	Period Ended	Year/Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	Invesco V.I. Equity and		Invesco V.I. Global		American Century
	Income Series II		Real Estate Series II		VP Mid Cap Value Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(6,221)	$(1,583)	$(647)	$476	$(971)	$7,836
Realized gain (loss) on investments	72,750	(11,528)	(127)	(269)	131,971	45,219
Change in net unrealized appreciation (depreciation) on investments	(35,184)	74,297	5,718	(3,980)	(22,137)	375,128
Net Increase (Decrease) in Net Assets Resulting from Operations	31,345	61,186	4,944	(3,773)	108,863	428,183
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	—	131	21,333	2,563
Transfers between variable and fixed accounts, net	(1,295,647)	1,471,914	60,463	49,471	(972,163)	2,360,625
Contract benefits and terminations	(330,319)	(4,897)	(715)	(4,242)	(205,457)	(59,017)
Contract charges and deductions	(800)	(511)	(90)	(70)	(2,571)	(3,257)
Other	71	(162)	(3)	135	29	(77)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,626,695)	1,466,344	59,655	45,425	(1,158,829)	2,300,837
NET INCREASE (DECREASE) IN NET ASSETS	(1,595,350)	1,527,530	64,599	41,652	(1,049,966)	2,729,020
NET ASSETS
Beginning of Year or Period	1,732,903	205,373	67,235	25,583	3,549,343	820,323
End of Year or Period	$137,553	$1,732,903	$131,834	$67,235	$2,499,377	$3,549,343

	American Funds IS Asset		American Funds IS Blue Chip		American Funds IS
	Allocation Class 4		Income and Growth Class 4 (2)		Bond Class 4 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(48,462)	$19,712	$(7,439)	$24,123	$(106)	$(522)
Realized gain (loss) on investments	645,834	220,635	83,489	87,345	127	4,093
Change in net unrealized appreciation (depreciation) on investments	335,343	583,775	23,999	74,295	(2)	(12)
Net Increase (Decrease) in Net Assets Resulting from Operations	932,715	824,122	100,049	185,763	19	3,559
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	124,950	317,376	53,096	32,712	—	—
Transfers between variable and fixed accounts, net	963,740	1,391,675	(329,731)	2,076,505	4,111	11,355
Contract benefits and terminations	(534,666)	(1,196,742)	(241,851)	(130,581)	(92)	(11,607)
Contract charges and deductions	(43,462)	(72,949)	(1,775)	(1,806)	(19)	(74)
Other	(12)	2,378	14	(183)	—	(5)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	510,550	441,738	(520,247)	1,976,647	4,000	(331)
NET INCREASE (DECREASE) IN NET ASSETS	1,443,265	1,265,860	(420,198)	2,162,410	4,019	3,228
NET ASSETS
Beginning of Year or Period	12,490,870	11,225,010	2,162,410	—	3,228	—
End of Year or Period	$13,934,135	$12,490,870	$1,742,212	$2,162,410	$7,247	$3,228

(1) Unaudited.

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year/Period Ended	Period Ended	Year/Period Ended	Period Ended	Year/Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	American Funds IS Capital		American Funds IS		American Funds IS
	Income Builder Class 4		Global Balanced Class 4 (2)		Global Bond Class 4 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,382	$2,051	$(989)	$656	$(228)	$(441)
Realized gain (loss) on investments	69	(2,205)	791	66	(3,758)	46
Change in net unrealized appreciation (depreciation) on investments	12,603	3,473	15,563	2,339	6,023	(5,063)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,054	3,319	15,365	3,061	2,037	(5,458)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	33,704	106,114	23,868	146,307	(106,217)	139,559
Contract benefits and terminations	(1,198)	(4,883)	(6,782)	—	(733)	(2,064)
Contract charges and deductions	(219)	(208)	(126)	(151)	(31)	(126)
Other	(5)	(4)	(1)	(16)	4	(4)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	32,282	101,019	16,959	146,140	(106,977)	137,365
NET INCREASE (DECREASE) IN NET ASSETS	46,336	104,338	32,324	149,201	(104,940)	131,907
NET ASSETS
Beginning of Year or Period	164,036	59,698	149,201	—	131,907	—
End of Year or Period	$210,372	$164,036	$181,525	$149,201	$26,967	$131,907

	American Funds IS Global		American Funds IS		American Funds IS Global
	Growth and Income Class 4 (2)		Global Growth Class 4		Small Capitalization Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(140)	$547	$(2,338)	$(2,684)	$(19)	$(34)
Realized gain (loss) on investments	3,384	12	18,579	(147,813)	1	(482)
Change in net unrealized appreciation (depreciation) on investments	502	1,577	47,791	46,981	908	257
Net Increase (Decrease) in Net Assets Resulting from Operations	3,746	2,136	64,032	(103,516)	890	(259)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	600	180	—	—
Transfers between variable and fixed accounts, net	(21,236)	51,860	270,971	(945,038)	965	390
Contract benefits and terminations	(24,911)	(53)	(9,629)	(12,884)	—	—
Contract charges and deductions	(31)	(58)	(356)	(726)	(11)	(5)
Other	1	(2)	(22)	35	(1)	—
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(46,177)	51,747	261,564	(958,433)	953	385
NET INCREASE (DECREASE) IN NET ASSETS	(42,431)	53,883	325,596	(1,061,949)	1,843	126
NET ASSETS
Beginning of Year or Period	53,883	—	378,264	1,440,213	6,830	6,704
End of Year or Period	$11,452	$53,883	$703,860	$378,264	$8,673	$6,830

(1) Unaudited.

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year/Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	American Funds IS		American Funds IS		American Funds IS High-
	Growth Class 4		Growth-Income Class 4		Income Bond Class 4 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(33,828)	$(42,397)	$(33,630)	$1,522	$1,759	$10,750
Realized gain (loss) on investments	655,478	392,970	536,068	769,324	180	37
Change in net unrealized appreciation (depreciation) on investments	219,176	32,282	190,574	(48,058)	9,977	9,635
Net Increase (Decrease) in Net Assets Resulting from Operations	840,826	382,855	693,012	722,788	11,916	20,422
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,057	25,196	18,651	72,553	32,301	677
Transfers between variable and fixed accounts, net	187,202	(989,392)	51,175	(84,815)	(1,170)	300,197
Contract benefits and terminations	(298,824)	(467,938)	(351,290)	(704,324)	(10,634)	(5,026)
Contract charges and deductions	(9,489)	(14,449)	(9,869)	(15,847)	(255)	(221)
Other	(86)	4	4	352	(4)	(16)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(120,140)	(1,446,579)	(291,329)	(732,081)	20,238	295,611
NET INCREASE (DECREASE) IN NET ASSETS	720,686	(1,063,724)	401,683	(9,293)	32,154	316,033
NET ASSETS
Beginning of Year or Period	5,950,960	7,014,684	7,765,145	7,774,438	316,033	—
End of Year or Period	$6,671,646	$5,950,960	$8,166,828	$7,765,145	$348,187	$316,033

	American Funds IS		American Funds IS International		American Funds IS Managed Risk
	International Class 4		Growth and Income Class 4		Asset Allocation Class P2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(255)	$(487)	$(4,199)	$10,251	$106	$(53)
Realized gain (loss) on investments	7,402	(3,966)	(6,048)	(13,992)	184	(116)
Change in net unrealized appreciation (depreciation) on investments	37,448	7,321	124,284	(7,432)	(8)	11
Net Increase (Decrease) in Net Assets Resulting from Operations	44,595	2,868	114,037	(11,173)	282	(158)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	—	—	—	25,718
Transfers between variable and fixed accounts, net	506,736	(56,511)	73,543	350,292	18,941	(25,547)
Contract benefits and terminations	(8,200)	(19,867)	(11,750)	(19,789)	—	—
Contract charges and deductions	(295)	(172)	(657)	(861)	(5)	(4)
Other	(60)	(135)	(10)	(35)	—	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	498,181	(76,685)	61,126	329,607	18,936	165
NET INCREASE (DECREASE) IN NET ASSETS	542,776	(73,817)	175,163	318,434	19,218	7
NET ASSETS
Beginning of Year or Period	51,445	125,262	734,457	416,023	121	114
End of Year or Period	$594,221	$51,445	$909,620	$734,457	$19,339	$121

(1) Unaudited.

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	American Funds IS		American Funds IS U.S. Government/		BlackRock Global Allocation
	New World Fund Class 4		AAA-Rated Securities Class 4		V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,120)	$(1,400)	$(2,750)	$(4,693)	$(67,961)	$(28,608)
Realized gain (loss) on investments	1,015	(20,578)	(10,174)	21,088	92,480	3,020
Change in net unrealized appreciation (depreciation) on investments	51,120	31,340	18,797	2,204	711,330	257,017
Net Increase (Decrease) in Net Assets Resulting from Operations	50,015	9,362	5,873	18,599	735,849	231,429
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	308	374	—	—	24,810	17,293
Transfers between variable and fixed accounts, net	82,858	79,630	(449,319)	(24,579)	(433,860)	(2,590,026)
Contract benefits and terminations	(12,643)	(7,721)	(18,698)	(52,450)	(347,929)	(1,931,406)
Contract charges and deductions	(334)	(447)	(516)	(1,395)	(24,275)	(45,510)
Other	(6)	(4)	45	(28)	84	222
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	70,183	71,832	(468,488)	(78,452)	(781,170)	(4,549,427)
NET INCREASE (DECREASE) IN NET ASSETS	120,198	81,194	(462,615)	(59,853)	(45,321)	(4,317,998)
NET ASSETS
Beginning of Year or Period	336,244	255,050	933,628	993,481	10,904,398	15,222,396
End of Year or Period	$456,442	$336,244	$471,013	$933,628	$10,859,077	$10,904,398

	BlackRock iShares		BlackRock iShares		BlackRock iShares
	Alternative Strategies V.I. Class I		Dynamic Allocation V.I. Class I		Dynamic Fixed Income V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,151)	$961	$(27)	$38	$(110)	$44
Realized gain (loss) on investments	20	(307)	2	(9)	(130)	3,458
Change in net unrealized appreciation (depreciation) on investments	11,709	2,780	299	183	695	1,855
Net Increase (Decrease) in Net Assets Resulting from Operations	10,578	3,434	274	212	455	5,357
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	137,260	(1,462)	—	—	(63,798)	(1,860)
Contract benefits and terminations	(602)	(1,673)	(87)	(171)	—	(6,106)
Contract charges and deductions	(157)	(127)	(3)	(6)	(22)	(180)
Other	(8)	—	—	(1)	7	2
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	136,493	(3,262)	(90)	(178)	(63,813)	(8,144)
NET INCREASE (DECREASE) IN NET ASSETS	147,071	172	184	34	(63,358)	(2,787)
NET ASSETS
Beginning of Year or Period	71,847	71,675	4,221	4,187	77,971	80,758
End of Year or Period	$218,918	$71,847	$4,405	$4,221	$14,613	$77,971

(1) Unaudited.

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year/Period Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	BlackRock iShares		Fidelity VIP Contrafund		Fidelity VIP FundsManager
	Equity Appreciation V.I. Class I (2)		Service Class 2		60% Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,977)	$2,830	$(7,741)	$(10,599)	$(573)	$(675)
Realized gain (loss) on investments	61	(23)	68,939	(15,433)	1,014	(8,912)
Change in net unrealized appreciation (depreciation) on investments	40,354	3,483	101,587	43,686	6,630	11,193
Net Increase (Decrease) in Net Assets Resulting from Operations	37,438	6,290	162,785	17,654	7,071	1,606
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	1,402	1,996	325	325
Transfers between variable and fixed accounts, net	331,085	244,905	853,598	(1,261,440)	10,079	(145,746)
Contract benefits and terminations	(2,667)	(3,797)	(178,652)	(110,103)	(1,972)	(29,247)
Contract charges and deductions	(380)	(114)	(1,494)	(2,407)	(112)	(826)
Other	(25)	(10)	(15)	59	1	6
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	328,013	240,984	674,839	(1,371,895)	8,321	(175,488)
NET INCREASE (DECREASE) IN NET ASSETS	365,451	247,274	837,624	(1,354,241)	15,392	(173,882)
NET ASSETS
Beginning of Year or Period	247,274	—	1,103,634	2,457,875	85,377	259,259
End of Year or Period	$612,725	$247,274	$1,941,258	$1,103,634	$100,769	$85,377

	Fidelity VIP Government		Fidelity VIP Strategic Income		First Trust Dorsey Wright
	Money Market Service Class		Service Class 2		Tactical Core Class I (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(32,583)	$(112,341)	$(1,282)	$1,412	$(174)
Realized gain (loss) on investments	—	—	—	(6,139)	8
Change in net unrealized appreciation (depreciation) on investments	—	—	9,131	21,629	1,903
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,583)	(112,341)	7,849	16,902	1,737
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	58,050	509,644	—	—	—
Transfers between variable and fixed accounts, net	(426,767)	(1,132,379)	97,428	(152,199)	88,572
Contract benefits and terminations	(438,038)	(2,696,463)	(5,382)	(25,579)	(325)
Contract charges and deductions	(7,465)	(19,229)	(173)	(498)	(71)
Other	5	240	(7)	16	(4)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(814,215)	(3,338,187)	91,866	(178,260)	88,172
NET INCREASE (DECREASE) IN NET ASSETS	(846,798)	(3,450,528)	99,715	(161,358)	89,909
NET ASSETS
Beginning of Year or Period	8,409,039	11,859,567	156,367	317,725	—
End of Year or Period	$7,562,241	$8,409,039	$256,082	$156,367	$89,909

(1) Unaudited.

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

(3) Operations commenced or resumed during 2017 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year/Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	First Trust/Dow Jones		Franklin Founding Funds		Franklin Income
	Dividend & Income Allocation Class I		Allocation VIP Class 4		VIP Class 2 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(868)	$(427)	$22,619	$42,180	$5,894	$1,973
Realized gain (loss) on investments	6,976	13,268	78,423	66,017	422	17
Change in net unrealized appreciation (depreciation) on investments	33,635	24,547	(27,970)	45,357	(2,371)	6,702
Net Increase (Decrease) in Net Assets Resulting from Operations	39,743	37,388	73,072	153,554	3,945	8,692
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	325	42,644	—	550	—	—
Transfers between variable and fixed accounts, net	167,598	442,026	(108,312)	(344,210)	71,889	76,311
Contract benefits and terminations	(786)	(20,798)	(76,302)	(269,026)	(661)	(1,070)
Contract charges and deductions	(2,187)	(754)	(2,317)	(7,995)	(99)	(80)
Other	(16)	(15)	9	38	(6)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	164,934	463,103	(186,922)	(620,643)	71,123	75,159
NET INCREASE (DECREASE) IN NET ASSETS	204,677	500,491	(113,850)	(467,089)	75,068	83,851
NET ASSETS
Beginning of Year or Period	684,296	183,805	1,318,729	1,785,818	83,851	—
End of Year or Period	$888,973	$684,296	$1,204,879	$1,318,729	$158,919	$83,851

	Franklin Mutual Global		Franklin Rising		Templeton
	Discovery VIP Class 2		Dividends VIP Class 2		Global Bond VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(5,984)	$4,027	$16,321	$4,310	$(4,668)	$(8,583)
Realized gain (loss) on investments	(9,158)	30,778	77,952	191,673	382	(31,392)
Change in net unrealized appreciation (depreciation) on investments	62,402	69,779	66,496	38,526	17,716	48,246
Net Increase (Decrease) in Net Assets Resulting from Operations	47,260	104,584	160,769	234,509	13,430	8,271
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	650	650	135	6,704	—	—
Transfers between variable and fixed accounts, net	(21,349)	(82,712)	(541,974)	1,679,779	151,872	(64,420)
Contract benefits and terminations	(38,422)	(37,488)	(239,829)	(98,506)	(12,564)	(28,903)
Contract charges and deductions	(1,380)	(2,305)	(1,875)	(3,368)	(780)	(1,928)
Other	—	2	46	(36)	(5)	—
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(60,501)	(121,853)	(783,497)	1,584,573	138,523	(95,251)
NET INCREASE (DECREASE) IN NET ASSETS	(13,241)	(17,269)	(622,728)	1,819,082	151,953	(86,980)
NET ASSETS
Beginning of Year or Period	972,597	989,866	2,596,536	777,454	664,923	751,903
End of Year or Period	$959,356	$972,597	$1,973,808	$2,596,536	$816,876	$664,923

(1) Unaudited.

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	Ivy VIP		Ivy VIP		Janus Henderson
	Asset Strategy		Energy		Balanced Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(45)	$(131)	$(1,780)	$(1,446)	$6,662	$17,303
Realized gain (loss) on investments	(13)	(3,157)	(23,276)	392	19,454	22,266
Change in net unrealized appreciation (depreciation) on investments	1,506	2,715	(65,444)	44,396	156,125	25,082
Net Increase (Decrease) in Net Assets Resulting from Operations	1,448	(573)	(90,500)	43,342	182,241	64,651
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	50	100	20	9	28,313	8,013
Transfers between variable and fixed accounts, net	—	865	201,562	110,163	(66,095)	(315,743)
Contract benefits and terminations	—	—	(35,660)	(20,004)	(117,794)	(144,115)
Contract charges and deductions	(15)	(29)	(246)	(241)	(3,129)	(9,180)
Other	—	(1)	(8)	(1,473)	16	32
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	35	935	165,668	88,454	(158,689)	(460,993)
NET INCREASE (DECREASE) IN NET ASSETS	1,483	362	75,168	131,796	23,552	(396,342)
NET ASSETS
Beginning of Year or Period	19,230	18,868	218,141	86,345	2,450,050	2,846,392
End of Year or Period	$20,713	$19,230	$293,309	$218,141	$2,473,602	$2,450,050

	Janus Henderson		JPMorgan Insurance Trust		JPMorgan Insurance Trust
	Flexible Bond Service Shares		Global Allocation Class 2 (2)		Income Builder Class 2 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,099	$(1,148)	$(86)	$286	$(86)	$73
Realized gain (loss) on investments	(1)	9,833	1,014	(8)	634	(75)
Change in net unrealized appreciation (depreciation) on investments	340	916	378	517	261	1,807
Net Increase (Decrease) in Net Assets Resulting from Operations	1,438	9,601	1,306	795	809	1,805
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	31,957	(36,089)	—	—	—	(23,927)
Contract benefits and terminations	(114)	(18,433)	(19,659)	—	(19,378)	(1,516)
Contract charges and deductions	(70)	(472)	(12)	(29)	(12)	(62)
Other	(5)	(15)	1	—	3	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	31,768	(55,009)	(19,670)	(29)	(19,387)	(25,506)
NET INCREASE (DECREASE) IN NET ASSETS	33,206	(45,408)	(18,364)	766	(18,578)	(23,701)
NET ASSETS
Beginning of Year or Period	90,374	135,782	18,364	17,598	18,578	42,279
End of Year or Period	$123,580	$90,374	$—	$18,364	$—	$18,578

(1) Unaudited.

(2) All units were fully redeemed or transferred prior to June 30, 2017 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year/Period Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	ClearBridge Variable		Lord Abbett		Lord Abbett
	Aggressive Growth - Class II (2)		Bond Debenture Class VC		International Core Equity Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(35)	$(23)	$(2,479)	$12,527	$(178)	$(454)
Realized gain (loss) on investments	83	287	8,092	(25,840)	(52)	(24,012)
Change in net unrealized appreciation (depreciation) on investments	426	17	10,682	77,426	3,119	16,054
Net Increase (Decrease) in Net Assets Resulting from Operations	474	281	16,295	64,113	2,889	(8,412)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	—	525	—	—
Transfers between variable and fixed accounts, net	(39)	5,219	(120,619)	(166,888)	(710)	(95,938)
Contract benefits and terminations	—	—	(6,697)	(47,426)	—	(57,554)
Contract charges and deductions	(8)	(6)	(354)	(904)	(26)	(153)
Other	—	(2)	4	13	—	5
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(47)	5,211	(127,666)	(214,680)	(736)	(153,640)
NET INCREASE (DECREASE) IN NET ASSETS	427	5,492	(111,371)	(150,567)	2,153	(162,052)
NET ASSETS
Beginning of Year or Period	5,492	—	434,966	585,533	26,842	188,894
End of Year or Period	$5,919	$5,492	$323,595	$434,966	$28,995	$26,842

	Lord Abbett		MFS Total Return Series -		MFS Utilities Series -
	Total Return Class VC		Service Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,085)	$1,161	$(4,433)	$11,744	$(1,305)	$19,350
Realized gain (loss) on investments	(498)	3,682	(243)	19,936	844	(21,020)
Change in net unrealized appreciation (depreciation) on investments	8,775	5,629	42,581	10,633	18,554	63,233
Net Increase (Decrease) in Net Assets Resulting from Operations	6,192	10,472	37,905	42,313	18,093	61,563
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	325	17,355	35	210
Transfers between variable and fixed accounts, net	54,147	204,502	(63,071)	227,732	38,181	(146,909)
Contract benefits and terminations	(26,752)	(23,575)	(14,735)	(53,324)	(2,323)	(24,574)
Contract charges and deductions	(305)	(1,004)	(1,302)	(2,268)	(198)	(783)
Other	—	30	(2)	(9)	1	37
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	27,090	179,953	(78,785)	189,486	35,696	(172,019)
NET INCREASE (DECREASE) IN NET ASSETS	33,282	190,425	(40,880)	231,799	53,789	(110,456)
NET ASSETS
Beginning of Year or Period	327,923	137,498	713,187	481,388	169,209	279,665
End of Year or Period	$361,205	$327,923	$672,307	$713,187	$222,998	$169,209

(1) Unaudited.

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year/Period Ended	Period Ended	Year/Period Ended	Period Ended	Year/Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	Neuberger Berman U.S. Equity Index		Oppenheimer Global Fund/VA		Oppenheimer International
	PutWrite Strategy Class S (2)		Service Shares (3)		Growth Fund/VA Service Shares (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(7)	$(58)	$1,561	$(109)	$76	$(15)
Realized gain (loss) on investments	194	21	2,879	1,264	970	328
Change in net unrealized appreciation (depreciation) on investments	(115)	115	49,807	366	2,001	(1,050)
Net Increase (Decrease) in Net Assets Resulting from Operations	72	78	54,247	1,521	3,047	(737)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	(4,966)	5,341	510,319	35,879	686	15,211
Contract benefits and terminations	—	(519)	(82,768)	—	(152)	—
Contract charges and deductions	(1)	(7)	(291)	(55)	(16)	(21)
Other	1	1	(13)	—	—	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(4,966)	4,816	427,247	35,824	518	15,188
NET INCREASE (DECREASE) IN NET ASSETS	(4,894)	4,894	481,494	37,345	3,565	14,451
NET ASSETS
Beginning of Period	4,894	—	37,345	—	14,451	—
End of Period	$—	$4,894	$518,839	$37,345	$18,016	$14,451

	PIMCO All Asset All		PIMCO CommodityRealReturn		State Street
	Authority - Advisor Class		Strategy - Advisor Class		Total Return V.I.S. Class 3
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,347	$2,039	$516	$(987)	$(2,634)	$(1,893)
Realized gain (loss) on investments	(79)	(6,805)	(428)	(6,126)	293	78,047
Change in net unrealized appreciation (depreciation) on investments	5,745	16,526	(654)	4,024	30,088	(46,676)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,013	11,760	(566)	(3,089)	27,747	29,478
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	23	—	22	—	—
Transfers between variable and fixed accounts, net	(2,869)	52,388	209	92,987	29,085	(104,416)
Contract benefits and terminations	(140)	(27)	(9,555)	(89,046)	(7,874)	(328,603)
Contract charges and deductions	(108)	(238)	(6)	(261)	(1,137)	(3,978)
Other	(1)	(3)	1	1	(5)	10
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,118)	52,143	(9,351)	3,703	20,069	(436,987)
NET INCREASE (DECREASE) IN NET ASSETS	3,895	63,903	(9,917)	614	47,816	(407,509)
NET ASSETS
Beginning of Year or Period	135,395	71,492	12,812	12,198	401,298	808,807
End of Year or Period	$139,290	$135,395	$2,895	$12,812	$449,114	$401,298

(1)        Unaudited.

(2)        Operations commenced or resumed during 2016 and all units were fully redeemed or transferred prior to June 30, 2017 (See Financial Highlights for commencement date of operations and date of full redemption).

(3)        Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Account
	Period Ended	Year Ended
	June 30,	December 31,
	2017 (1)	2016
	VanEck VIP
	Global Hard Assets Class S
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(3,675)	$(5,065)
Realized gain (loss) on investments	692	(10,820)
Change in net unrealized appreciation (depreciation) on investments	(94,220)	99,382
Net Increase (Decrease) in Net Assets Resulting from Operations	(97,203)	83,497
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	110	4,660
Transfers between variable and fixed accounts, net	(237,568)	675,401
Contract benefits and terminations	(21,320)	(49,645)
Contract charges and deductions	(507)	(720)
Other	8	(397)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(259,277)	629,299
NET INCREASE (DECREASE) IN NET ASSETS	(356,480)	712,796
NET ASSETS
Beginning of Year or Period	756,227	43,431
End of Year or Period	$399,747	$756,227

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for  each year or period are presented in the table below.

	At the End of Each Year or Period			Investment
Variable Accounts		Units	Net	Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
Core Income
01/01/2017 - 06/30/2017 (Unaudited)	$10.24	10,502	$107,583	0.00%	1.25%	2.29%
01/08/2016 - 12/31/2016	10.01	1,558	15,599	0.00%	1.25%	3.60%
Diversified Bond
01/01/2017 - 06/30/2017 (Unaudited)	$14.32	154,296	$2,209,158	0.00%	1.25%	3.97%
2016	13.77	161,898	2,229,594	0.00%	1.25%	3.74%
2015	13.27	173,367	2,301,447	0.00%	1.25%	(0.20)%
2014	13.30	157,416	2,093,965	0.00%	1.25%	6.36%
2013	12.51	156,958	1,963,073	0.00%	1.25%	(2.38)%
2012	12.81	212,545	2,723,005	2.66%	1.25%	7.02%
Floating Rate Income
01/01/2017 - 06/30/2017 (Unaudited)	$10.84	51,365	$556,856	0.00%	1.25%	1.14%
2016	10.72	51,091	547,644	0.00%	1.25%	7.04%
2015	10.01	108,035	1,081,881	0.00%	1.25%	(0.39)%
2014	10.05	68,287	686,500	0.00%	1.25%	(0.84)%
06/26/2013 - 12/31/2013	10.14	45,171	457,956	0.00%	1.25%	2.67%
Floating Rate Loan
01/01/2017 - 06/30/2017 (Unaudited)	$10.54	130,811	$1,378,698	0.00%	1.25%	1.38%
2016	10.40	141,316	1,469,075	0.00%	1.25%	8.29%
2015	9.60	181,038	1,737,953	0.00%	1.25%	(2.24)%
2014	9.82	235,059	2,308,336	0.00%	1.25%	(0.41)%
2013	9.86	293,722	2,896,435	0.00%	1.25%	3.23%
2012	9.55	248,885	2,377,439	4.97%	1.25%	6.75%
High Yield Bond
01/01/2017 - 06/30/2017 (Unaudited)	$48.56	394,907	$19,176,724	0.00%	1.25%	3.85%
2016	46.76	398,486	18,633,967	0.00%	1.25%	13.94%
2015	41.04	443,664	18,208,846	0.00%	1.25%	(5.82)%
2014	43.58	521,581	22,730,346	0.00%	1.25%	(0.87)%
2013	43.96	632,839	27,821,994	0.00%	1.25%	5.91%
2012	41.51	712,270	29,565,434	6.75%	1.25%	13.86%
Inflation Managed
01/01/2017 - 06/30/2017 (Unaudited)	$37.01	435,875	$16,133,172	0.00%	1.25%	0.68%
2016	36.76	449,051	16,507,897	0.00%	1.25%	3.82%
2015	35.41	489,114	17,319,607	0.00%	1.25%	(4.26)%
2014	36.99	572,343	21,169,306	0.00%	1.25%	1.83%
2013	36.32	656,381	23,841,361	0.00%	1.25%	(10.05)%
2012	40.38	834,406	33,693,844	2.29%	1.25%	8.50%
Inflation Strategy
01/01/2017 - 06/30/2017 (Unaudited)	$9.74	17,570	$171,201	0.00%	1.25%	0.41%
2016	9.70	17,883	173,545	0.00%	1.25%	0.60%
2015	9.65	22,274	214,873	0.00%	1.25%	(4.41)%
2014	10.09	26,990	272,380	0.00%	1.25%	1.06%
2013	9.99	24,394	243,603	0.00%	1.25%	(10.59)%
2012	11.17	21,028	234,860	0.28%	1.25%	4.20%
Managed Bond
01/01/2017 - 06/30/2017 (Unaudited)	$42.57	992,004	$42,231,846	0.00%	1.25%	2.46%
2016	41.55	1,039,492	43,191,656	0.00%	1.25%	1.60%
2015	40.90	1,220,031	49,895,517	0.00%	1.25%	(0.69)%
2014	41.18	1,377,752	56,735,458	0.00%	1.25%	3.14%
2013	39.93	1,551,193	61,935,745	0.00%	1.25%	(3.42)%
2012	41.34	1,851,232	76,533,958	4.98%	1.25%	9.34%
Short Duration Bond
01/01/2017 - 06/30/2017 (Unaudited)	$10.94	359,266	$3,931,110	0.00%	1.25%	0.33%
2016	10.91	342,213	3,732,073	0.00%	1.25%	0.43%
2015	10.86	344,679	3,742,881	0.00%	1.25%	(0.93)%
2014	10.96	369,395	4,049,002	0.00%	1.25%	(0.58)%
2013	11.03	443,908	4,894,225	0.00%	1.25%	(0.85)%
2012	11.12	390,496	4,342,286	0.76%	1.25%	1.91%

See Notes to Financial Statements	See explanation of references on page F-40

	At the End of Each Year or Period			Investment
Variable Accounts		Units	Net	Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
Emerging Markets Debt
01/01/2017 - 06/30/2017 (Unaudited)	$11.24	33,907	$381,161	0.00%	1.25%	7.06%
2016	10.50	17,326	181,928	0.00%	1.25%	15.57%
2015	9.09	15,751	143,108	0.00%	1.25%	(5.61)%
2014	9.63	24,695	237,699	0.00%	1.25%	(5.02)%
2013	10.13	23,222	235,337	0.00%	1.25%	(7.60)%
05/15/2012 - 12/31/2012	10.97	7,276	79,797	7.59%	1.25%	11.57%
Comstock
01/01/2017 - 06/30/2017 (Unaudited)	$18.56	225,944	$4,193,444	0.00%	1.25%	2.70%
2016	18.07	250,952	4,535,091	0.00%	1.25%	16.04%
2015	15.57	272,703	4,246,865	0.00%	1.25%	(7.22)%
2014	16.78	325,692	5,466,564	0.00%	1.25%	7.80%
2013	15.57	503,064	7,832,487	0.00%	1.25%	33.90%
2012	11.63	463,668	5,391,400	1.97%	1.25%	17.07%
Developing Growth
01/01/2017 - 06/30/2017 (Unaudited)	$17.36	363,208	$6,304,772	0.00%	1.25%	12.22%
2016	15.47	384,286	5,944,341	0.00%	1.25%	(3.67)%
2015	16.06	417,909	6,710,580	0.00%	1.25%	(9.49)%
2014	17.74	440,758	7,819,672	0.00%	1.25%	(0.88)%
2013	17.90	539,359	9,653,582	0.00%	1.25%	32.21%
2012	13.54	581,838	7,876,974	0.08%	1.25%	11.46%
Dividend Growth
01/01/2017 - 06/30/2017 (Unaudited)	$22.03	424,610	$9,355,967	0.00%	1.25%	8.65%
2016	20.28	457,499	9,278,224	0.00%	1.25%	10.08%
2015	18.42	433,597	7,988,181	0.00%	1.25%	0.82%
2014	18.27	489,775	8,949,414	0.00%	1.25%	10.71%
2013	16.50	548,398	9,051,055	0.00%	1.25%	28.50%
2012	12.84	610,856	7,845,999	1.61%	1.25%	13.13%
Equity Index
01/01/2017 - 06/30/2017 (Unaudited)	$74.88	785,291	$58,798,666	0.00%	1.25%	8.50%
2016	69.01	833,955	57,550,978	0.00%	1.25%	10.23%
2015	62.61	913,949	57,219,477	0.00%	1.25%	(0.12)%
2014	62.68	1,047,351	65,647,435	0.00%	1.25%	11.98%
2013	55.98	1,129,437	63,221,550	0.00%	1.25%	30.28%
2012	42.97	1,256,079	53,967,929	2.29%	1.25%	14.33%
Focused Growth
01/01/2017 - 06/30/2017 (Unaudited)	$23.98	206,187	$4,943,481	0.00%	1.25%	17.21%
2016	20.45	220,840	4,517,262	0.00%	1.25%	1.08%
2015	20.24	310,476	6,282,999	0.00%	1.25%	8.73%
2014	18.61	240,919	4,484,114	0.00%	1.25%	8.71%
2013	17.12	290,357	4,971,352	0.00%	1.25%	31.86%
2012	12.99	331,909	4,309,865	0.00%	1.25%	21.67%
Growth
01/01/2017 - 06/30/2017 (Unaudited)	$70.80	880,945	$62,374,761	0.00%	1.25%	16.75%
2016	60.65	923,656	56,018,509	0.00%	1.25%	0.95%
2015	60.08	1,060,806	63,733,190	0.00%	1.25%	6.13%
2014	56.61	1,147,607	64,967,162	0.00%	1.25%	7.52%
2013	52.65	1,300,050	68,447,076	0.00%	1.25%	32.54%
2012	39.72	1,517,528	60,279,707	0.87%	1.25%	16.77%
Large-Cap Growth
01/01/2017 - 06/30/2017 (Unaudited)	$13.79	320,455	$4,417,828	0.00%	1.25%	16.76%
2016	11.81	274,082	3,236,109	0.00%	1.25%	(0.74)%
2015	11.89	446,594	5,312,213	0.00%	1.25%	4.77%
2014	11.35	361,377	4,102,832	0.00%	1.25%	7.08%
2013	10.60	398,220	4,222,062	0.00%	1.25%	35.77%
2012	7.81	638,639	4,987,087	0.00%	1.25%	16.76%
Large-Cap Value
01/01/2017 - 06/30/2017 (Unaudited)	$25.92	481,593	$12,481,410	0.00%	1.25%	5.86%
2016	24.48	515,442	12,618,870	0.00%	1.25%	11.47%
2015	21.96	592,567	13,014,398	0.00%	1.25%	(4.19)%
2014	22.92	682,216	15,638,752	0.00%	1.25%	10.12%
2013	20.82	828,977	17,257,377	0.00%	1.25%	30.61%
2012	15.94	866,337	13,807,894	1.91%	1.25%	14.95%

See Notes to Financial Statements	See explanation of references on page F-40

	At the End of Each Year or Period			Investment
Variable Accounts		Units	Net	Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
Long/Short Large-Cap
01/01/2017 - 06/30/2017 (Unaudited)	$17.48	92,207	$1,612,059	0.00%	1.25%	8.23%
2016	16.15	99,855	1,612,948	0.00%	1.25%	7.83%
2015	14.98	109,493	1,640,194	0.00%	1.25%	(4.03)%
2014	15.61	191,810	2,994,010	0.00%	1.25%	14.09%
2013	13.68	122,492	1,675,887	0.00%	1.25%	33.45%
2012	10.25	94,598	969,827	0.67%	1.25%	16.62%
Main Street Core
01/01/2017 - 06/30/2017 (Unaudited)	$65.20	1,039,945	$67,800,095	0.00%	1.25%	8.94%
2016	59.85	1,108,217	66,321,939	0.00%	1.25%	10.44%
2015	54.19	1,266,188	68,612,342	0.00%	1.25%	2.07%
2014	53.09	1,437,303	76,304,562	0.00%	1.25%	9.44%
2013	48.51	1,599,031	77,568,849	0.00%	1.25%	30.13%
2012	37.28	1,825,641	68,055,589	1.01%	1.25%	15.56%
Mid-Cap Equity
01/01/2017 - 06/30/2017 (Unaudited)	$39.88	334,085	$13,324,065	0.00%	1.25%	8.61%
2016	36.72	349,470	12,832,872	0.00%	1.25%	16.96%
2015	31.40	410,735	12,895,684	0.00%	1.25%	0.30%
2014	31.30	455,022	14,242,838	0.00%	1.25%	2.93%
2013	30.41	557,139	16,942,520	0.00%	1.25%	34.52%
2012	22.61	598,737	13,535,110	0.65%	1.25%	6.01%
Mid-Cap Growth
01/01/2017 - 06/30/2017 (Unaudited)	$15.56	375,171	$5,837,655	0.00%	1.25%	12.27%
2016	13.86	457,637	6,342,565	0.00%	1.25%	4.96%
2015	13.20	477,763	6,308,854	0.00%	1.25%	(6.90)%
2014	14.18	529,256	7,506,759	0.00%	1.25%	7.15%
2013	13.24	619,568	8,201,651	0.00%	1.25%	31.44%
2012	10.07	722,400	7,275,748	0.38%	1.25%	6.15%
Mid-Cap Value
01/01/2017 - 06/30/2017 (Unaudited)	$27.20	64,490	$1,754,257	0.00%	1.25%	5.53%
2016	25.78	63,923	1,647,779	0.00%	1.25%	13.86%
2015	22.64	61,047	1,382,103	0.00%	1.25%	(1.61)%
2014	23.01	76,776	1,766,657	0.00%	1.25%	5.17%
2013	21.88	160,813	3,518,436	0.00%	1.25%	32.23%
2012	16.55	62,383	1,032,187	1.36%	1.25%	13.06%
Small-Cap Equity
01/01/2017 - 06/30/2017 (Unaudited)	$26.78	75,220	$2,014,753	0.00%	1.25%	(0.37)%
2016	26.88	75,616	2,032,902	0.00%	1.25%	28.81%
2015	20.87	59,581	1,243,574	0.00%	1.25%	(9.03)%
2014	22.94	71,786	1,646,961	0.00%	1.25%	0.45%
2013	22.84	95,166	2,173,653	0.00%	1.25%	33.77%
2012	17.07	63,526	1,084,656	1.43%	1.25%	14.48%
Small-Cap Index
01/01/2017 - 06/30/2017 (Unaudited)	$30.82	329,423	$10,152,187	0.00%	1.25%	4.07%
2016	29.61	362,113	10,723,107	0.00%	1.25%	19.17%
2015	24.85	408,472	10,150,141	0.00%	1.25%	(6.11)%
2014	26.47	459,619	12,163,973	0.00%	1.25%	3.09%
2013	25.67	606,957	15,581,681	0.00%	1.25%	36.56%
2012	18.80	632,785	11,895,700	1.01%	1.25%	14.69%
Small-Cap Value
01/01/2017 - 06/30/2017 (Unaudited)	$41.76	140,083	$5,849,194	0.00%	1.25%	(0.96)%
2016	42.16	152,064	6,411,015	0.00%	1.25%	27.99%
2015	32.94	154,257	5,081,120	0.00%	1.25%	(5.52)%
2014	34.87	180,447	6,291,372	0.00%	1.25%	4.33%
2013	33.42	212,234	7,092,570	0.00%	1.25%	30.84%
2012	25.54	213,076	5,442,185	1.91%	1.25%	9.71%
Value Advantage
01/01/2017 - 06/30/2017 (Unaudited)	$14.65	7,169	$105,055	0.00%	1.25%	3.64%
2016	14.14	20,255	286,398	0.00%	1.25%	15.04%
2015	12.29	7,634	93,828	0.00%	1.25%	(5.88)%
2014	13.06	109,082	1,424,394	0.00%	1.25%	12.73%
08/15/2013 - 12/31/2013	11.58	12,290	142,365	0.00%	1.25%	10.00%

See Notes to Financial Statements	See explanation of references on page F-40

	At the End of Each Year or Period			Investment
Variable Accounts		Units	Net	Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
Emerging Markets
01/01/2017 - 06/30/2017 (Unaudited)	$33.97	349,835	$11,883,866	0.00%	1.25%	17.68%
2016	28.87	360,709	10,412,053	0.00%	1.25%	5.14%
2015	27.45	402,322	11,045,013	0.00%	1.25%	(15.11)%
2014	32.34	442,233	14,302,345	0.00%	1.25%	(6.18)%
2013	34.47	487,635	16,808,772	0.00%	1.25%	7.40%
2012	32.10	613,911	19,704,007	0.75%	1.25%	20.01%
International Large-Cap
01/01/2017 - 06/30/2017 (Unaudited)	$14.27	600,804	$8,572,910	0.00%	1.25%	17.44%
2016	12.15	638,997	7,764,069	0.00%	1.25%	(1.31)%
2015	12.31	748,962	9,221,399	0.00%	1.25%	(1.67)%
2014	12.52	830,548	10,399,977	0.00%	1.25%	(6.20)%
2013	13.35	948,003	12,655,757	0.00%	1.25%	16.95%
2012	11.41	1,113,642	12,711,919	1.51%	1.25%	21.01%
International Small-Cap
01/01/2017 - 06/30/2017 (Unaudited)	$13.27	70,303	$933,176	0.00%	1.25%	15.62%
2016	11.48	67,915	779,700	0.00%	1.25%	2.14%
2015	11.24	89,462	1,005,532	0.00%	1.25%	5.10%
2014	10.69	85,088	909,918	0.00%	1.25%	(3.63)%
2013	11.10	96,535	1,071,213	0.00%	1.25%	26.50%
2012	8.77	160,574	1,408,567	3.62%	1.25%	17.95%
International Value
01/01/2017 - 06/30/2017 (Unaudited)	$18.26	1,367,258	$24,960,306	0.00%	1.25%	10.39%
2016	16.54	1,450,436	23,986,625	0.00%	1.25%	1.70%
2015	16.26	1,594,106	25,921,922	0.00%	1.25%	(3.85)%
2014	16.91	1,711,612	28,945,758	0.00%	1.25%	(11.66)%
2013	19.14	1,876,566	35,922,529	0.00%	1.25%	20.17%
2012	15.93	2,135,574	34,018,696	3.36%	1.25%	16.35%
Health Sciences
01/01/2017 - 06/30/2017 (Unaudited)	$43.67	182,744	$7,980,613	0.00%	1.25%	18.55%
2016	36.84	201,760	7,432,583	0.00%	1.25%	(7.14)%
2015	39.67	293,358	11,637,487	0.00%	1.25%	8.23%
2014	36.65	380,104	13,932,340	0.00%	1.25%	22.99%
2013	29.80	403,193	12,016,391	0.00%	1.25%	54.55%
2012	19.28	359,843	6,939,238	0.00%	1.25%	24.12%
Real Estate
01/01/2017 - 06/30/2017 (Unaudited)	$52.97	143,116	$7,581,522	0.00%	1.25%	(1.50)%
2016	53.78	150,876	8,114,282	0.00%	1.25%	5.27%
2015	51.09	168,142	8,590,083	0.00%	1.25%	0.26%
2014	50.96	216,248	11,019,114	0.00%	1.25%	28.97%
2013	39.51	185,476	7,328,122	0.00%	1.25%	0.45%
2012	39.33	219,620	8,638,332	1.13%	1.25%	14.76%
Technology
01/01/2017 - 06/30/2017 (Unaudited)	$8.38	258,248	$2,164,867	0.00%	1.25%	19.96%
2016	6.99	176,262	1,231,724	0.00%	1.25%	(7.77)%
2015	7.58	240,896	1,825,160	0.00%	1.25%	(4.25)%
2014	7.91	234,735	1,857,388	0.00%	1.25%	8.49%
2013	7.29	244,057	1,780,061	0.00%	1.25%	20.98%
2012	6.03	317,059	1,911,521	0.00%	1.25%	5.80%
Currency Strategies
01/01/2017 - 06/30/2017 (Unaudited)	$10.62	2,518	$26,748	0.00%	1.25%	(0.83)%
2016	10.71	2,924	31,319	0.00%	1.25%	3.58%
2015	10.34	3,901	40,330	0.00%	1.25%	0.17%
2014	10.32	4,185	43,202	0.00%	1.25%	2.24%
2013	10.10	4,847	48,932	0.00%	1.25%	2.43%
11/08/2012 - 12/31/2012	9.86	311	3,063	0.00%	1.25%	0.96%
Diversified Alternatives (4)
03/15/2017 - 06/30/2017 (Unaudited)	$10.80	362	$3,911	0.00%	1.25%	0.99%
Equity Long/Short
01/01/2017 - 06/30/2017 (Unaudited)	$13.29	35,497	$471,606	0.00%	1.25%	5.04%
2016	12.65	51,596	652,590	0.00%	1.25%	9.90%
06/10/2015 - 12/31/2015	11.51	20,983	241,482	0.00%	1.25%	13.87%

See Notes to Financial Statements	See explanation of references on page F-40

	At the End of Each Year or Period			Investment
Variable Accounts		Units	Net	Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
Global Absolute Return
01/01/2017 - 06/30/2017 (Unaudited)	$11.15	8,129	$90,638	0.00%	1.25%	4.61%
2016	10.66	3,300	35,179	0.00%	1.25%	3.35%
2015	10.31	10,533	108,628	0.00%	1.25%	1.41%
2014	10.17	10,250	104,247	0.00%	1.25%	4.71%
2013	9.71	11,926	115,833	0.00%	1.25%	(2.38)%
12/14/2012 - 12/31/2012	9.95	841	8,366	0.00%	1.25%	0.52%
Pacific Dynamix - Conservative Growth
01/01/2017 - 06/30/2017 (Unaudited)	$16.40	100,004	$1,640,482	0.00%	1.25%	4.34%
2016	15.72	100,664	1,582,674	0.00%	1.25%	5.51%
2015	14.90	109,467	1,631,140	0.00%	1.25%	(2.33)%
2014	15.26	71,259	1,087,098	0.00%	1.25%	4.19%
2013	14.64	49,082	718,659	0.00%	1.25%	8.03%
2012	13.55	66,290	898,444	1.45%	1.25%	8.06%
Pacific Dynamix - Moderate Growth
01/01/2017 - 06/30/2017 (Unaudited)	$18.68	273,177	$5,103,786	0.00%	1.25%	5.95%
2016	17.63	266,819	4,704,990	0.00%	1.25%	7.11%
2015	16.46	251,132	4,134,550	0.00%	1.25%	(3.07)%
2014	16.99	247,534	4,204,416	0.00%	1.25%	4.22%
2013	16.30	240,931	3,926,412	0.00%	1.25%	13.52%
2012	14.36	197,044	2,828,709	1.29%	1.25%	10.35%
Pacific Dynamix - Growth
01/01/2017 - 06/30/2017 (Unaudited)	$21.15	192,295	$4,067,531	0.00%	1.25%	7.46%
2016	19.69	196,030	3,858,855	0.00%	1.25%	8.81%
2015	18.09	200,191	3,621,772	0.00%	1.25%	(3.66)%
2014	18.78	201,407	3,782,131	0.00%	1.25%	4.12%
2013	18.04	192,266	3,467,603	0.00%	1.25%	19.48%
2012	15.09	201,445	3,040,731	1.51%	1.25%	12.34%
Portfolio Optimization Conservative
01/01/2017 - 06/30/2017 (Unaudited)	$11.91	2,817,417	$33,552,002	0.00%	1.25%	3.54%
2016	11.50	2,930,719	33,708,828	0.00%	1.25%	4.52%
2015	11.00	3,094,955	34,058,934	0.00%	1.25%	(1.27)%
2014	11.15	3,589,424	40,010,362	0.00%	1.25%	2.11%
2013	10.92	4,094,974	44,703,464	0.00%	1.25%	1.76%
2012	10.73	4,776,681	51,245,429	2.29%	1.25%	8.74%
Portfolio Optimization Moderate-Conservative
01/01/2017 - 06/30/2017 (Unaudited)	$12.65	3,301,872	$41,784,333	0.00%	1.25%	5.07%
2016	12.04	3,434,999	41,370,100	0.00%	1.25%	5.46%
2015	11.42	4,150,501	47,398,569	0.00%	1.25%	(1.64)%
2014	11.61	4,742,723	55,067,454	0.00%	1.25%	2.74%
2013	11.30	5,489,534	62,039,793	0.00%	1.25%	6.82%
2012	10.58	6,295,721	66,607,864	2.23%	1.25%	10.26%
Portfolio Optimization Moderate
01/01/2017 - 06/30/2017 (Unaudited)	$13.32	11,176,495	$148,901,762	0.00%	1.25%	6.05%
2016	12.56	11,828,173	148,600,265	0.00%	1.25%	6.75%
2015	11.77	13,013,632	153,162,474	0.00%	1.25%	(1.60)%
2014	11.96	14,600,136	174,627,395	0.00%	1.25%	3.32%
2013	11.58	15,775,486	182,621,680	0.00%	1.25%	11.34%
2012	10.40	17,108,972	177,889,202	1.96%	1.25%	11.54%
Portfolio Optimization Growth
01/01/2017 - 06/30/2017 (Unaudited)	$13.95	7,155,027	$99,832,168	0.00%	1.25%	7.35%
2016	13.00	7,554,021	98,186,152	0.00%	1.25%	7.46%
2015	12.10	8,565,609	103,603,036	0.00%	1.25%	(1.57)%
2014	12.29	9,525,267	117,046,652	0.00%	1.25%	3.78%
2013	11.84	10,431,350	123,512,794	0.00%	1.25%	16.00%
2012	10.21	11,293,959	115,279,322	1.65%	1.25%	12.60%
Portfolio Optimization Aggressive-Growth
01/01/2017 - 06/30/2017 (Unaudited)	$14.18	3,056,593	$43,347,514	0.00%	1.25%	8.19%
2016	13.11	3,145,475	41,231,716	0.00%	1.25%	7.97%
2015	12.14	3,667,578	44,525,040	0.00%	1.25%	(2.14)%
2014	12.41	3,782,227	46,922,368	0.00%	1.25%	3.98%
2013	11.93	4,112,410	49,065,556	0.00%	1.25%	19.36%
2012	10.00	4,500,011	44,980,538	1.33%	1.25%	13.74%

See Notes to Financial Statements	See explanation of references on page F-40

	At the End of Each Year or Period			Investment
Variable Accounts		Units	Net	Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
PSF DFA Balanced Allocation
01/01/2017 - 06/30/2017 (Unaudited)	$10.98	64,691	$710,455	0.00%	1.25%	5.06%
06/06/2016 - 12/31/2016	10.45	52,173	545,373	0.00%	1.25%	3.47%
Invesco V.I. Balanced-Risk Allocation Series II
01/01/2017 - 06/30/2017 (Unaudited)	$17.93	78,610	$1,409,433	0.00%	1.25%	1.33%
2016	17.69	87,394	1,546,395	0.21%	1.25%	10.13%
2015	16.07	82,706	1,328,793	3.88%	1.25%	(5.59)%
2014	17.02	107,036	1,821,470	0.00%	1.25%	4.40%
2013	16.30	201,455	3,283,831	1.11%	1.25%	0.16%
2012	16.27	483,083	7,862,040	0.80%	1.25%	9.26%
Invesco V.I. Equity and Income Series II
01/01/2017 - 06/30/2017 (Unaudited)	$11.89	11,570	$137,553	0.00%	1.25%	3.37%
2016	11.50	150,666	1,732,903	0.78%	1.25%	13.41%
2015	10.14	20,251	205,373	3.04%	1.25%	(3.80)%
09/24/2014 - 12/31/2014	10.54	5,497	57,942	0.38%	1.25%	0.68%
Invesco V.I. Global Real Estate Series II
01/01/2017 - 06/30/2017 (Unaudited)	$9.93	13,276	$131,834	0.00%	1.25%	5.40%
2016	9.42	7,136	67,235	2.29%	1.25%	0.56%
07/24/2015 - 12/31/2015	9.37	2,730	25,583	11.50%	1.25%	(1.93)%
American Century VP Mid Cap Value Class II
01/01/2017 - 06/30/2017 (Unaudited)	$17.56	142,302	$2,499,377	1.20%	1.25%	3.32%
2016	17.00	208,788	3,549,343	1.62%	1.25%	21.20%
2015	14.03	58,484	820,323	1.75%	1.25%	(2.80)%
2014	14.43	159,093	2,295,861	1.00%	1.25%	14.79%
03/12/2013 - 12/31/2013	12.57	28,554	358,957	1.39%	1.25%	17.27%
American Funds IS Asset Allocation Class 4
01/01/2017 - 06/30/2017 (Unaudited)	$11.37	1,225,235	$13,934,135	0.53%	1.25%	7.35%
2016	10.59	1,179,037	12,490,870	1.42%	1.25%	7.81%
10/30/2015 - 12/31/2015	9.83	1,142,318	11,225,010	8.97%	1.25%	(1.73)%
American Funds IS Blue Chip Income and Growth Class 4
01/01/2017 - 06/30/2017 (Unaudited)	$11.98	145,409	$1,742,212	0.53%	1.25%	4.86%
01/14/2016 - 12/31/2016	11.43	189,257	2,162,410	3.39%	1.25%	24.22%
American Funds IS Bond Class 4
01/01/2017 - 06/30/2017 (Unaudited)	$10.21	709	$7,247	0.17%	1.25%	1.65%
02/16/2016 - 12/31/2016	10.05	321	3,228	0.14%	1.25%	0.46%
American Funds IS Capital Income Builder Class 4
01/01/2017 - 06/30/2017 (Unaudited)	$10.55	19,940	$210,372	2.63%	1.25%	7.25%
2016	9.84	16,675	164,036	3.43%	1.25%	2.50%
2015	9.60	6,220	59,698	3.24%	1.25%	(3.01)%
09/24/2014 - 12/31/2014	9.90	496	4,911	2.06%	1.25%	(1.74)%
American Funds IS Global Balanced Class 4
01/01/2017 - 06/30/2017 (Unaudited)	$11.14	16,292	$181,525	0.00%	1.25%	10.31%
02/16/2016 - 12/31/2016	10.10	14,771	149,201	1.91%	1.25%	7.72%
American Funds IS Global Bond Class 4
01/01/2017 - 06/30/2017 (Unaudited)	$10.33	2,610	$26,967	0.00%	1.25%	4.23%
02/16/2016 - 12/31/2016	9.91	13,308	131,907	0.73%	1.25%	(0.24)%
American Funds IS Global Growth and Income Class 4
01/01/2017 - 06/30/2017 (Unaudited)	$11.78	973	$11,452	0.23%	1.25%	13.87%
02/16/2016 - 12/31/2016	10.34	5,211	53,883	3.30%	1.25%	13.77%
11/02/2015 - 11/09/2015	9.95	—	—	0.00%	1.25%	(1.43)%
American Funds IS Global Growth Class 4
01/01/2017 - 06/30/2017 (Unaudited)	$13.12	53,659	$703,860	0.19%	1.25%	17.71%
2016	11.14	33,945	378,264	0.58%	1.25%	(0.87)%
2015	11.24	128,113	1,440,213	2.15%	1.25%	5.36%
2014	10.67	4,646	49,569	1.58%	1.25%	0.75%
11/18/2013 - 12/31/2013	10.59	897	9,503	9.01%	1.25%	4.47%

See Notes to Financial Statements	See explanation of references on page F-40

	At the End of Each Year or Period			Investment
Variable Accounts		Units	Net	Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
American Funds IS Global Small Capitalization Class 4
01/01/2017 - 06/30/2017 (Unaudited)	$11.09	782	$8,673	0.78%	1.25%	11.87%
2016	9.92	689	6,830	0.21%	1.25%	0.59%
11/03/2015 - 12/31/2015	9.86	680	6,704	0.00%	1.25%	(3.52)%
American Funds IS Growth Class 4
01/01/2017 - 06/30/2017 (Unaudited)	$12.21	546,355	$6,671,646	0.20%	1.25%	14.15%
2016	10.70	556,297	5,950,960	0.55%	1.25%	7.86%
10/30/2015 - 12/31/2015	9.92	707,304	7,014,684	4.09%	1.25%	(0.83)%
American Funds IS Growth-Income Class 4
01/01/2017 - 06/30/2017 (Unaudited)	$11.73	695,977	$8,166,828	0.43%	1.25%	8.95%
2016	10.77	720,992	7,765,145	1.27%	1.25%	9.88%
10/30/2015 - 12/31/2015	9.80	793,158	7,774,438	7.53%	1.25%	(1.98)%
American Funds IS High-Income Bond Class 4
01/01/2017 - 06/30/2017 (Unaudited)	$11.37	30,631	$348,187	2.35%	1.25%	3.64%
02/16/2016 - 12/31/2016	10.97	28,814	316,033	8.89%	1.25%	20.74%
American Funds IS International Class 4
01/01/2017 - 06/30/2017 (Unaudited)	$10.80	55,029	$594,221	1.07%	1.25%	17.75%
2016	9.17	5,610	51,445	0.74%	1.25%	1.94%
2015	9.00	13,923	125,262	1.30%	1.25%	(5.93)%
05/02/2014 - 12/31/2014	9.56	1,178	11,270	2.26%	1.25%	(4.49)%
American Funds IS International Growth and Income Class 4
01/01/2017 - 06/30/2017 (Unaudited)	$10.43	87,249	$909,620	0.25%	1.25%	14.58%
2016	9.10	80,717	734,457	3.08%	1.25%	(0.07)%
2015	9.11	45,687	416,023	2.06%	1.25%	(6.99)%
2014	9.79	37,039	362,621	4.80%	1.25%	(4.59)%
11/18/2013 - 12/31/2013	10.26	2,541	26,075	See Note (5)	1.25%	2.15%
American Funds IS Managed Risk Asset Allocation Class P2
01/01/2017 - 06/30/2017 (Unaudited)	$11.56	1,673	$19,339	4.19%	1.25%	6.77%
2016	10.83	11	121	0.04%	1.25%	5.95%
04/22/2015 - 12/31/2015	10.22	11	114	0.44%	1.25%	(3.96)%
05/15/2014 - 10/15/2014	10.01	—	—	0.02%	1.25%	(1.85)%
American Funds IS New World Fund Class 4
01/01/2017 - 06/30/2017 (Unaudited)	$10.37	44,004	$456,442	0.24%	1.25%	13.61%
2016	9.13	36,828	336,244	0.74%	1.25%	3.74%
2015	8.80	28,980	255,050	0.60%	1.25%	(4.57)%
2014	9.22	10,501	96,843	1.59%	1.25%	(9.27)%
11/01/2013 - 12/31/2013	10.17	119	1,213	7.57%	1.25%	1.65%
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4
01/01/2017 - 06/30/2017 (Unaudited)	$10.27	45,842	$471,013	0.32%	1.25%	0.99%
2016	10.17	91,766	933,628	0.69%	1.25%	(0.26)%
2015	10.20	97,396	993,481	2.68%	1.25%	0.03%
2014	10.20	38,148	389,017	3.42%	1.25%	3.45%
12/31/2013 - 12/31/2013	9.86	4,053	39,947	0.00%	1.25%	0.00%
BlackRock Global Allocation V.I. Class III
01/01/2017 - 06/30/2017 (Unaudited)	$12.91	841,385	$10,859,077	0.00%	1.25%	6.96%
2016	12.07	903,707	10,904,398	1.03%	1.25%	2.52%
2015	11.77	1,293,343	15,222,396	1.01%	1.25%	(2.23)%
2014	12.04	1,478,011	17,792,838	2.16%	1.25%	0.67%
2013	11.96	1,583,145	18,932,388	1.05%	1.25%	12.99%
2012	10.58	1,723,178	18,237,147	1.42%	1.25%	8.60%
BlackRock iShares Alternative Strategies V.I. Class I
01/01/2017 - 06/30/2017 (Unaudited)	$11.23	19,497	$218,918	0.00%	1.25%	6.72%
2016	10.52	6,829	71,847	2.45%	1.25%	5.16%
2015	10.00	7,164	71,675	4.64%	1.25%	(2.25)%
07/31/2014 - 12/31/2014	10.24	2,096	21,456	2.90%	1.25%	0.27%
BlackRock iShares Dynamic Allocation V.I. Class I
01/01/2017 - 06/30/2017 (Unaudited)	$10.67	413	$4,405	0.00%	1.25%	6.54%
2016	10.02	421	4,221	2.13%	1.25%	5.17%
01/26/2015 - 12/31/2015	9.52	440	4,187	1.91%	1.25%	(5.93)%

See Notes to Financial Statements	See explanation of references on page F-40

	At the End of Each Year or Period			Investment
Variable Accounts		Units	Net	Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
BlackRock iShares Dynamic Fixed Income V.I. Class I
01/01/2017 - 06/30/2017 (Unaudited)	$10.21	1,431	$14,613	0.00%	1.25%	1.99%
2016	10.01	7,790	77,971	1.29%	1.25%	2.22%
07/14/2015 - 12/31/2015	9.79	8,247	80,758	4.39%	1.25%	(1.48)%
BlackRock iShares Equity Appreciation V.I. Class I
01/01/2017 - 06/30/2017 (Unaudited)	$10.84	56,550	$612,725	0.00%	1.25%	9.21%
08/08/2016 - 12/31/2016	9.92	24,922	247,274	4.36%	1.25%	2.69%
Fidelity VIP Contrafund Service Class 2
01/01/2017 - 06/30/2017 (Unaudited)	$16.23	119,609	$1,941,258	0.35%	1.25%	10.72%
2016	14.66	75,291	1,103,634	0.48%	1.25%	6.40%
2015	13.78	178,401	2,457,875	0.90%	1.25%	(0.83)%
2014	13.89	99,207	1,378,267	0.58%	1.25%	10.27%
01/04/2013 - 12/31/2013	12.60	112,321	1,415,158	1.51%	1.25%	25.76%
Fidelity VIP FundsManager 60% Service Class 2
01/01/2017 - 06/30/2017 (Unaudited)	$13.76	7,324	$100,769	0.00%	1.25%	8.16%
2016	12.72	6,712	85,377	0.73%	1.25%	3.35%
2015	12.31	21,065	259,259	1.09%	1.25%	(0.98)%
2014	12.43	9,616	119,516	1.16%	1.25%	3.95%
2013	11.96	6,089	72,807	1.23%	1.25%	16.92%
05/02/2012 - 12/31/2012	10.23	3,876	39,638	1.91%	1.25%	2.26%
Fidelity VIP Government Money Market Service Class
01/01/2017 - 06/30/2017 (Unaudited)	$9.64	784,262	$7,562,241	0.40%	1.25%	(0.43)%
2016	9.68	868,372	8,409,039	0.10%	1.25%	(1.14)%
2015	9.79	1,210,791	11,859,567	0.01%	1.25%	(1.23)%
04/30/2014 - 12/31/2014	9.92	1,178,555	11,687,860	0.01%	1.25%	(0.83)%
Fidelity VIP Strategic Income Service Class 2
01/01/2017 - 06/30/2017 (Unaudited)	$10.93	23,425	$256,082	0.00%	1.25%	3.99%
2016	10.51	14,875	156,367	1.71%	1.25%	6.68%
2015	9.85	32,243	317,725	3.03%	1.25%	(3.15)%
01/24/2014 - 12/31/2014	10.17	7,291	74,183	1.45%	1.25%	1.54%
First Trust Dorsey Wright Tactical Core Class I (4)
03/15/2017 - 06/30/2017 (Unaudited)	$10.55	8,522	$89,909	0.21%	1.25%	2.29%
First Trust/Dow Jones Dividend & Income Allocation Class I
01/01/2017 - 06/30/2017 (Unaudited)	$14.33	62,046	$888,973	1.05%	1.25%	4.87%
2016	13.66	50,087	684,296	1.15%	1.25%	10.35%
2015	12.38	14,846	183,805	2.08%	1.25%	(1.15)%
2014	12.53	10,571	132,411	0.72%	1.25%	8.67%
2013	11.53	6,102	70,327	1.09%	1.25%	11.35%
10/03/2012 - 12/31/2012	10.35	2,463	25,494	2.50%	1.25%	(0.04)%
Franklin Founding Funds Allocation VIP Class 4
01/01/2017 - 06/30/2017 (Unaudited)	$13.84	87,056	$1,204,879	4.94%	1.25%	5.92%
2016	13.07	100,924	1,318,729	4.02%	1.25%	11.52%
2015	11.72	152,420	1,785,818	2.86%	1.25%	(7.40)%
2014	12.65	191,048	2,417,397	3.31%	1.25%	1.47%
2013	12.47	179,389	2,236,889	10.10%	1.25%	22.14%
2012	10.21	159,856	1,631,934	2.72%	1.25%	13.74%
Franklin Income VIP Class 2
01/01/2017 - 06/30/2017 (Unaudited)	$10.45	15,204	$158,919	11.31%	1.25%	3.53%
02/08/2016 - 12/31/2016	10.10	8,306	83,851	5.33%	1.25%	19.49%
11/02/2015 - 11/20/2015	9.24	—	—	0.00%	1.25%	(1.81)%
Franklin Mutual Global Discovery VIP Class 2
01/01/2017 - 06/30/2017 (Unaudited)	$14.33	66,965	$959,356	0.00%	1.25%	5.08%
2016	13.63	71,336	972,597	1.66%	1.25%	10.79%
2015	12.31	80,433	989,866	2.67%	1.25%	(4.85)%
2014	12.93	77,210	998,599	2.88%	1.25%	4.40%
02/19/2013 - 12/31/2013	12.39	64,389	797,715	2.47%	1.25%	17.89%
Franklin Rising Dividends VIP Class 2
01/01/2017 - 06/30/2017 (Unaudited)	$15.78	125,063	$1,973,808	2.73%	1.25%	7.52%
2016	14.68	176,886	2,596,536	1.46%	1.25%	14.60%
2015	12.81	60,698	777,454	1.54%	1.25%	(4.84)%
2014	13.46	68,997	928,746	1.91%	1.25%	7.37%
02/14/2013 - 12/31/2013	12.54	60,032	752,589	2.01%	1.25%	19.70%

See Notes to Financial Statements	See explanation of references on page F-40

	At the End of Each Year or Period			Investment
Variable Accounts		Units	Net	Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
Templeton Global Bond VIP Class 2
01/01/2017 - 06/30/2017 (Unaudited)	$9.86	82,820	$816,876	0.00%	1.25%	2.27%
2016	9.64	68,947	664,923	0.00%	1.25%	1.66%
2015	9.49	79,263	751,903	7.53%	1.25%	(5.49)%
2014	10.04	100,754	1,011,338	5.53%	1.25%	0.57%
01/22/2013 - 12/31/2013	9.98	75,384	752,403	4.62%	1.25%	(0.33)%
Ivy VIP Asset Strategy
01/01/2017 - 06/30/2017 (Unaudited)	$9.09	2,278	$20,713	0.81%	1.25%	7.53%
2016	8.46	2,274	19,230	0.57%	1.25%	(3.78)%
2015	8.79	2,147	18,868	0.40%	1.25%	(9.49)%
05/15/2014 - 12/31/2014	9.71	3,965	38,499	0.81%	1.25%	(1.96)%
Ivy VIP Energy
01/01/2017 - 06/30/2017 (Unaudited)	$7.02	41,769	$293,309	0.08%	1.25%	(24.26)%
2016	9.27	23,528	218,141	0.10%	1.25%	32.88%
05/01/2015 - 12/31/2015	6.98	12,376	86,345	0.01%	1.25%	(30.23)%
Janus Henderson Balanced Service Shares
01/01/2017 - 06/30/2017 (Unaudited)	$13.74	180,086	$2,473,602	1.80%	1.25%	7.68%
2016	12.76	192,067	2,450,050	1.90%	1.25%	3.03%
2015	12.38	229,901	2,846,392	1.32%	1.25%	(0.84)%
2014	12.49	261,017	3,258,910	1.55%	1.25%	6.89%
04/12/2013 - 12/31/2013	11.68	221,049	2,581,897	1.99%	1.25%	10.41%
Janus Henderson Flexible Bond Service Shares
01/01/2017 - 06/30/2017 (Unaudited)	$10.23	12,078	$123,580	3.66%	1.25%	1.77%
2016	10.05	8,989	90,374	0.83%	1.25%	0.96%
2015	9.96	13,635	135,782	1.23%	1.25%	(1.30)%
10/13/2014 - 12/31/2014	10.09	9,120	92,023	3.93%	1.25%	(0.28)%
JPMorgan Insurance Trust Global Allocation Class 2 (6)
01/01/2017 - 05/10/2017 (Unaudited)	$10.53	—	$—	0.00%	1.25%	7.12%
2016	9.83	1,867	18,364	2.86%	1.25%	4.52%
11/03/2015 - 12/31/2015	9.41	1,871	17,598	8.69%	1.25%	(3.26)%
JPMorgan Insurance Trust Income Builder Class 2 (6)
01/01/2017 - 05/10/2017 (Unaudited)	$10.42	—	$—	0.00%	1.25%	4.37%
2016	9.99	1,860	18,578	1.44%	1.25%	4.89%
10/23/2015 - 12/31/2015	9.52	4,440	42,279	See Note (5)	1.25%	(2.41)%
ClearBridge Variable Aggressive Growth - Class II
01/01/2017 - 06/30/2017 (Unaudited)	$10.68	554	$5,919	0.04%	1.25%	8.64%
03/24/2016 -12/31/2016	9.83	559	5,492	0.61%	1.25%	6.15%
Lord Abbett Bond Debenture Class VC
01/01/2017 - 06/30/2017 (Unaudited)	$12.30	26,319	$323,595	0.00%	1.25%	4.12%
2016	11.81	36,836	434,966	3.59%	1.25%	10.74%
2015	10.66	54,914	585,533	3.44%	1.25%	(2.75)%
2014	10.96	47,924	525,473	5.55%	1.25%	3.05%
02/07/2013 - 12/31/2013	10.64	27,643	294,123	8.81%	1.25%	5.50%
Lord Abbett International Core Equity Class VC
01/01/2017 - 06/30/2017 (Unaudited)	$9.46	3,064	$28,995	0.00%	1.25%	10.70%
2016	8.55	3,140	26,842	0.76%	1.25%	(2.96)%
2015	8.81	21,443	188,894	1.94%	1.25%	(3.00)%
11/05/2014 - 12/31/2014	9.08	1,301	11,818	6.91%	1.25%	(3.30)%
Lord Abbett Total Return Class VC
01/01/2017 - 06/30/2017 (Unaudited)	$10.47	34,499	$361,205	0.00%	1.25%	1.92%
2016	10.27	31,922	327,923	1.44%	1.25%	2.97%
2015	9.98	13,782	137,498	4.23%	1.25%	(1.89)%
08/13/2014 - 12/31/2014	10.17	17,786	180,853	8.91%	1.25%	0.48%
MFS Total Return Series - Service Class
01/01/2017 - 06/30/2017 (Unaudited)	$14.55	46,220	$672,307	0.00%	1.25%	5.52%
2016	13.78	51,738	713,187	3.14%	1.25%	7.47%
2015	12.83	37,530	481,388	2.47%	1.25%	(1.81)%
2014	13.06	48,253	630,370	1.61%	1.25%	6.89%
2013	12.22	43,969	537,363	1.40%	1.25%	17.26%
2012	10.42	15,837	165,056	3.50%	1.25%	9.55%

See Notes to Financial Statements	See explanation of references on page F-40

	At the End of Each Year or Period			Investment
Variable Accounts		Units	Net	Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
MFS Utilities Series - Service Class
01/01/2017 - 06/30/2017 (Unaudited)	$13.08	17,048	$222,998	0.00%	1.25%	9.14%
2016	11.98	14,118	169,209	5.33%	1.25%	9.86%
2015	10.91	25,635	279,665	3.38%	1.25%	(15.82)%
2014	12.96	115,152	1,492,289	2.20%	1.25%	11.07%
02/04/2013 - 12/31/2013	11.67	1,907	22,255	3.66%	1.25%	14.95%
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S (6)
01/01/2017 - 02/08/2017 (Unaudited)	$9.74	—	$—	0.00%	1.25%	1.48%
01/21/2016 - 12/31/2016	9.60	510	4,894	0.00%	1.25%	1.77%
Oppenheimer Global Fund/VA Service Shares
01/01/2017 - 06/30/2017 (Unaudited)	$11.43	45,384	$518,839	2.13%	1.25%	19.06%
03/16/2016 - 12/31/2016	9.60	3,889	37,345	0.70%	1.25%	6.51%
Oppenheimer International Growth Fund/VA Service Shares
01/01/2017 - 06/30/2017 (Unaudited)	$10.88	1,656	$18,016	1.98%	1.25%	14.95%
03/30/2016 - 12/31/2016	9.46	1,527	14,451	1.10%	1.25%	(4.87)%
PIMCO All Asset All Authority - Advisor Class
01/01/2017 - 06/30/2017 (Unaudited)	$9.53	14,621	$139,290	3.20%	1.25%	5.19%
2016	9.06	14,949	135,395	3.05%	1.25%	12.14%
2015	8.08	8,852	71,492	2.41%	1.25%	(13.49)%
05/15/2014 - 12/31/2014	9.34	20,647	192,759	8.38%	1.25%	(7.70)%
PIMCO CommodityRealReturn Strategy - Advisor Class
01/01/2017 - 06/30/2017 (Unaudited)	$5.27	549	$2,895	12.68%	1.25%	(6.20)%
2016	5.62	2,279	12,812	0.63%	1.25%	13.45%
2015	4.96	2,461	12,198	2.41%	1.25%	(26.59)%
2014	6.75	1,018	6,874	0.27%	1.25%	(19.63)%
02/05/2013 - 12/31/2013	8.40	616	5,171	0.44%	1.25%	(18.17)%
State Street Total Return V.I.S. Class 3
01/01/2017 - 06/30/2017 (Unaudited)	$18.39	24,417	$449,114	0.00%	1.25%	6.88%
2016	17.21	23,317	401,298	0.97%	1.25%	4.77%
2015	16.43	49,235	808,807	1.27%	1.25%	(2.57)%
2014	16.86	70,832	1,194,272	1.59%	1.25%	3.77%
2013	16.25	61,263	995,420	1.28%	1.25%	13.22%
2012	14.35	62,075	890,867	1.35%	1.25%	10.85%
VanEck VIP Global Hard Assets Class S
01/01/2017 - 06/30/2017 (Unaudited)	$6.56	60,926	$399,747	0.00%	1.25%	(16.60)%
2016	7.87	96,129	756,227	0.05%	1.25%	41.64%
2015	5.55	7,820	43,431	0.03%	1.25%	(34.45)%
2014	8.47	10,555	89,440	0.00%	1.25%	(20.35)%
01/22/2013 - 12/31/2013	10.64	14,766	157,090	0.02%	1.25%	4.16%

(1)         The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)         The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.

(3)         Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees assessed through the daily AUV calculation. These fees are assessed at an annual rate of 1.25% of the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)         Operations commenced or resumed during 2017 (See Note 1 in Notes to Financial Statements).

(5)         Subsequent to commencement of operations, the American Funds IS International Growth and Income Class 4 and JPMorgan Insurance Trust Income Builder Class 2 Variable Accounts received their annual distributions. The annualized investment income ratios were 29.26% and 15.33%, respectively. Prior to annualization, the ratios were 3.45% and 2.81%, respectively.

(6)         All units were fully redeemed or transferred prior to June 30, 2017. The AUV is as of the period ended as indicated. The investment income ratio and total return were calculated for the period indicated.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Select Variable Annuity Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of June 30, 2017, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, State Street Variable Insurance Series Funds, Inc., and VanEck VIP Trust. The Variable Accounts with no units outstanding during the entire reporting period are not presented in this semi-annual report.

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through D of this report or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Janus Henderson Balanced Service Shares, Janus Henderson Flexible Bond Service Shares, and Neuberger Berman U.S. Equity Index PutWrite Strategy Class S Variable Accounts and Portfolios were formerly named Janus Aspen Series Balanced Service Shares, Janus Aspen Series Flexible Bond Service Shares, and Neuberger Berman AMT Absolute Return Multi-Manager Class S Variable Accounts and Portfolios, respectively.

Diversified Alternatives and First Trust Dorsey Wright Tactical Core Class I Variable Accounts commenced or resumed operations on March 15, 2017.

The units in the JPMorgan Insurance Trust Global Allocation Class 2, JPMorgan Insurance Trust Income Builder Class 2, and Neuberger Berman U.S. Equity Index PutWrite Strategy Class S Variable Accounts were fully redeemed or transferred prior to June 30, 2017.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

The Separate Account funds individual flexible premium deferred variable annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the period ended June 30, 2017.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks Pacific Life assumes at an annual rate of 1.25% of the average daily net assets of each Variable Account and result in a direct reduction in unit values. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is that expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts.

Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in net assets derived from Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through redemption of units. Withdrawal and surrender charges are included in contract benefits and terminations; and maintenance fees, any other optional benefit riders and state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the Notes to Financial Statements of PSF, which are included in section C of this report. For the period ended June 30, 2017, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contract funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended June 30, 2017, were as follows:

Variable Accounts	Purchases	Sales
Core Income	$98,164	$8,113
Diversified Bond	223,708	343,739
Floating Rate Income	50,970	51,473
Floating Rate Loan	95,774	215,008
High Yield Bond	2,442,316	2,742,543
Inflation Managed	270,454	863,114
Inflation Strategy	300	4,462
Managed Bond	412,933	2,674,257
Short Duration Bond	600,150	436,135
Emerging Markets Debt	187,394	5,701
Comstock	215,585	704,579
Developing Growth	175,411	567,669
Dividend Growth	263,220	1,009,248
Equity Index	517,538	4,423,442
Focused Growth	313,049	671,239
Growth	176,938	3,423,830
Large-Cap Growth	1,278,498	734,814
Large-Cap Value	429,981	1,373,177
Long/Short Large-Cap	46,035	185,822
Main Street Core	211,211	4,967,638
Mid-Cap Equity	474,537	1,166,858
Mid-Cap Growth	191,335	1,446,465
Mid-Cap Value	81,771	76,848
Small-Cap Equity	376,966	402,932
Small-Cap Index	734,553	1,787,252
Small-Cap Value	888,158	1,430,277
Value Advantage	58,236	247,771
Emerging Markets	467,755	884,183
International Large-Cap	288,646	833,823
International Small-Cap	76,512	52,800
International Value	221,072	1,839,702
Health Sciences	255,137	1,055,262

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Variable Accounts	Purchases	Sales
Real Estate	$716,636	$1,176,475
Technology	766,884	125,423
Currency Strategies	—	4,586
Diversified Alternatives	3,885	27
Equity Long/Short	156,480	360,675
Global Absolute Return	56,265	3,476
Pacific Dynamix - Conservative Growth	3,395	24,102
Pacific Dynamix - Moderate Growth	279,767	200,861
Pacific Dynamix - Growth	380,535	481,045
Portfolio Optimization Conservative	452,878	1,984,313
Portfolio Optimization Moderate-Conservative	339,893	2,248,361
Portfolio Optimization Moderate	1,321,432	10,720,414
Portfolio Optimization Growth	273,430	6,302,103
Portfolio Optimization Aggressive-Growth	395,989	1,863,205
PSF DFA Balanced Allocation	272,358	143,939
Invesco V.I. Balanced-Risk Allocation Series II	32,068	201,719
Invesco V.I. Equity and Income Series II	8,743	1,641,730
Invesco V.I. Global Real Estate Series II	60,615	1,603
American Century VP Mid Cap Value Class II	816,643	1,910,601
American Funds IS Asset Allocation Class 4	2,094,922	984,608
American Funds IS Blue Chip Income and Growth Class 4	312,160	774,081
American Funds IS Bond Class 4	89,587	85,644
American Funds IS Capital Income Builder Class 4	39,676	6,008
American Funds IS Global Balanced Class 4	24,399	7,865
American Funds IS Global Bond Class 4	21,589	128,630
American Funds IS Global Growth and Income Class 4	545	46,663
American Funds IS Global Growth Class 4	344,445	64,901
American Funds IS Global Small Capitalization Class 4	995	61
American Funds IS Growth Class 4	963,344	472,153
American Funds IS Growth-Income Class 4	828,415	619,103
American Funds IS High-Income Bond Class 4	94,171	72,170
American Funds IS International Class 4	541,385	37,061
American Funds IS International Growth and Income Class 4	108,019	51,078
American Funds IS Managed Risk Asset Allocation Class P2	19,276	49
American Funds IS New World Fund Class 4	137,967	69,899
American Funds IS U.S. Government/AAA-Rated Securities Class 4	3,113	474,396
BlackRock Global Allocation V.I. Class III	73,516	922,731
BlackRock iShares Alternative Strategies V.I. Class I	137,387	2,038
BlackRock iShares Dynamic Allocation V.I. Class I	—	117
BlackRock iShares Dynamic Fixed Income V.I. Class I	1,174	65,104
BlackRock iShares Equity Appreciation V.I. Class I	330,987	5,927
Fidelity VIP Contrafund Service Class 2	971,353	238,188
Fidelity VIP FundsManager 60% Service Class 2	11,545	2,752
Fidelity VIP Government Money Market Service Class	2,347,137	3,193,940
Fidelity VIP Strategic Income Service Class 2	97,324	6,732
First Trust Dorsey Wright Tactical Core Class I	88,608	607
First Trust/Dow Jones Dividend & Income Allocation Class I	192,106	21,246
Franklin Founding Funds Allocation VIP Class 4	79,543	195,181
Franklin Income VIP Class 2	100,132	23,110
Franklin Mutual Global Discovery VIP Class 2	41,986	108,471
Franklin Rising Dividends VIP Class 2	191,697	886,682
Templeton Global Bond VIP Class 2	160,110	23,633
Ivy VIP Asset Strategy	107	117
Ivy VIP Energy	319,717	155,821
Janus Henderson Balanced Service Shares	81,092	228,453
Janus Henderson Flexible Bond Service Shares	33,621	732
JPMorgan Insurance Trust Global Allocation Class 2	—	19,757
JPMorgan Insurance Trust Income Builder Class 2	—	19,475
ClearBridge Variable Aggressive Growth - Class II	82	82
Lord Abbett Bond Debenture Class VC	57,800	187,949
Lord Abbett International Core Equity Class VC	424	1,338
Lord Abbett Total Return Class VC	85,281	60,275
MFS Total Return Series - Service Class	41,690	124,906
MFS Utilities Series - Service Class	59,190	24,800
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S	—	4,973
Oppenheimer Global Fund/VA Service Shares	518,525	89,705
Oppenheimer International Growth Fund/VA Service Shares	82,068	81,474
PIMCO All Asset All Authority - Advisor Class	2,460	4,230
PIMCO CommodityRealReturn Strategy - Advisor Class	1,102	9,938
State Street Total Return V.I.S. Class 3	29,922	12,482
VanEck VIP Global Hard Assets Class S	192,418	455,378

7. FAIR VALUE MEASUREMENTS

             The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices (unadjusted) in active markets for identical holdings

Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 — Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2017, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section E of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2017 and for the year or period ended December 31, 2016 were as follows:

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income	9,712	(768)	8,944	31,303	(29,745)	1,558
Diversified Bond	17,667	(25,269)	(7,602)	138,105	(149,574)	(11,469)
Floating Rate Income	4,892	(4,618)	274	11,998	(68,942)	(56,944)
Floating Rate Loan	9,769	(20,274)	(10,505)	50,764	(90,486)	(39,722)
High Yield Bond	55,941	(59,520)	(3,579)	100,851	(146,029)	(45,178)
Inflation Managed	10,563	(23,739)	(13,176)	51,374	(91,437)	(40,063)
Inflation Strategy	31	(344)	(313)	28,705	(33,096)	(4,391)
Managed Bond	42,959	(90,447)	(47,488)	83,622	(264,161)	(180,539)
Short Duration Bond	57,887	(40,834)	17,053	108,230	(110,696)	(2,466)
Emerging Markets Debt	17,042	(461)	16,581	19,932	(18,357)	1,575
Comstock	11,999	(37,007)	(25,008)	38,915	(60,666)	(21,751)
Developing Growth	14,521	(35,599)	(21,078)	27,861	(61,484)	(33,623)
Dividend Growth	14,674	(47,563)	(32,889)	112,805	(88,903)	23,902
Equity Index	14,852	(63,516)	(48,664)	105,481	(185,475)	(79,994)
Focused Growth	16,189	(30,842)	(14,653)	46,260	(135,896)	(89,636)
Growth	8,377	(51,088)	(42,711)	16,522	(153,672)	(137,150)
Large-Cap Growth	92,841	(46,468)	46,373	18,264	(190,776)	(172,512)
Large-Cap Value	13,579	(47,428)	(33,849)	31,557	(108,682)	(77,125)
Long/Short Large-Cap	4,404	(12,052)	(7,648)	7,596	(17,234)	(9,638)
Main Street Core	10,040	(78,312)	(68,272)	32,793	(190,764)	(157,971)
Mid-Cap Equity	14,935	(30,320)	(15,385)	13,628	(74,893)	(61,265)
Mid-Cap Growth	15,995	(98,461)	(82,466)	192,465	(212,591)	(20,126)
Mid-Cap Value	3,270	(2,703)	567	25,627	(22,751)	2,876
Small-Cap Equity	14,795	(15,191)	(396)	36,444	(20,409)	16,035
Small-Cap Index	27,907	(60,597)	(32,690)	80,998	(127,357)	(46,359)
Small-Cap Value	23,830	(35,811)	(11,981)	27,625	(29,818)	(2,193)
Value Advantage	4,058	(17,144)	(13,086)	24,272	(11,651)	12,621
Emerging Markets	17,874	(28,748)	(10,874)	56,584	(98,197)	(41,613)
International Large-Cap	17,795	(55,988)	(38,193)	35,382	(145,347)	(109,965)
International Small-Cap	9,511	(7,123)	2,388	11,069	(32,616)	(21,547)
International Value	22,004	(105,182)	(83,178)	88,659	(232,329)	(143,670)
Health Sciences	7,928	(26,944)	(19,016)	35,396	(126,994)	(91,598)
Real Estate	20,016	(27,776)	(7,760)	44,162	(61,428)	(17,266)
Technology	100,721	(18,735)	81,986	15,475	(80,109)	(64,634)
Currency Strategies	—	(406)	(406)	5,256	(6,233)	(977)
Diversified Alternatives	363	(1)	362
Equity Long/Short	11,950	(28,049)	(16,099)	46,680	(16,067)	30,613
Global Absolute Return	5,116	(287)	4,829	591	(7,824)	(7,233)
Pacific Dynamix - Conservative Growth	279	(939)	(660)	267	(9,070)	(8,803)
Pacific Dynamix - Moderate Growth	15,779	(9,421)	6,358	44,469	(28,782)	15,687
Pacific Dynamix - Growth	18,590	(22,325)	(3,735)	23,344	(27,505)	(4,161)
Portfolio Optimization Conservative	25,818	(139,120)	(113,302)	305,176	(469,412)	(164,236)
Portfolio Optimization Moderate-Conservative	29,450	(162,577)	(133,127)	53,372	(768,874)	(715,502)
Portfolio Optimization Moderate	152,028	(803,706)	(651,678)	407,311	(1,592,770)	(1,185,459)
Portfolio Optimization Growth	71,376	(470,370)	(398,994)	220,823	(1,232,411)	(1,011,588)
Portfolio Optimization Aggressive-Growth	40,841	(129,723)	(88,882)	42,863	(564,966)	(522,103)
PSF DFA Balanced Allocation	25,507	(12,989)	12,518	52,469	(296)	52,173
Invesco V.I. Balanced-Risk Allocation Series II	4,025	(12,809)	(8,784)	29,743	(25,055)	4,688
Invesco V.I. Equity and Income Series II	762	(139,858)	(139,096)	141,231	(10,816)	130,415
Invesco V.I. Global Real Estate Series II	6,244	(104)	6,140	5,874	(1,468)	4,406
American Century VP Mid Cap Value Class II	44,395	(110,881)	(66,486)	214,491	(64,187)	150,304
American Funds IS Asset Allocation Class 4	139,924	(93,726)	46,198	274,415	(237,696)	36,719
American Funds IS Blue Chip Income and Growth Class 4	22,120	(65,968)	(43,848)	232,857	(43,600)	189,257
American Funds IS Bond Class 4	8,798	(8,410)	388	37,896	(37,575)	321

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Funds IS Capital Income Builder Class 4	3,736	(471)	3,265	14,342	(3,887)	10,455
American Funds IS Global Balanced Class 4	2,193	(672)	1,521	14,896	(125)	14,771
American Funds IS Global Bond Class 4	2,153	(12,851)	(10,698)	13,737	(429)	13,308
American Funds IS Global Growth and Income Class 4	30	(4,268)	(4,238)	5,760	(549)	5,211
American Funds IS Global Growth Class 4	25,032	(5,318)	19,714	24,573	(118,741)	(94,168)
American Funds IS Global Small Capitalization Class 4	94	(1)	93	820	(811)	9
American Funds IS Growth Class 4	32,867	(42,809)	(9,942)	64,295	(215,302)	(151,007)
American Funds IS Growth-Income Class 4	27,228	(52,243)	(25,015)	42,722	(114,888)	(72,166)
American Funds IS High-Income Bond Class 4	8,289	(6,472)	1,817	29,886	(1,072)	28,814
American Funds IS International Class 4	52,242	(2,823)	49,419	1,766	(10,079)	(8,313)
American Funds IS International Growth and Income Class 4	13,987	(7,455)	6,532	46,433	(11,403)	35,030
American Funds IS Managed Risk Asset Allocation Class P2	1,662	—	1,662	5,675	(5,675)	—
American Funds IS New World Fund Class 4	13,847	(6,671)	7,176	23,711	(15,863)	7,848
American Funds IS U.S. Government/AAA-Rated Securities Class 4	221	(46,145)	(45,924)	199,969	(205,599)	(5,630)
BlackRock Global Allocation V.I. Class III	8,280	(70,602)	(62,322)	22,486	(412,122)	(389,636)
BlackRock iShares Alternative Strategies V.I. Class I	12,755	(87)	12,668	5,370	(5,705)	(335)
BlackRock iShares Dynamic Allocation V.I. Class I	—	(8)	(8)	—	(19)	(19)
BlackRock iShares Dynamic Fixed Income V.I. Class I	117	(6,476)	(6,359)	28,372	(28,829)	(457)
BlackRock iShares Equity Appreciation V.I. Class I	31,921	(293)	31,628	25,331	(409)	24,922
Fidelity VIP Contrafund Service Class 2	61,419	(17,101)	44,318	57,942	(161,052)	(103,110)
Fidelity VIP FundsManager 60% Service Class 2	777	(165)	612	85	(14,438)	(14,353)
Fidelity VIP Government Money Market Service Class	264,451	(348,561)	(84,110)	659,551	(1,001,970)	(342,419)
Fidelity VIP Strategic Income Service Class 2	9,074	(524)	8,550	18,761	(36,129)	(17,368)
First Trust Dorsey Wright Tactical Core Class I	8,559	(37)	8,522
First Trust/Dow Jones Dividend & Income Allocation Class I	13,162	(1,203)	11,959	56,862	(21,621)	35,241
Franklin Founding Funds Allocation VIP Class 4	94	(13,962)	(13,868)	15,715	(67,211)	(51,496)
Franklin Income VIP Class 2	9,041	(2,143)	6,898	8,421	(115)	8,306
Franklin Mutual Global Discovery VIP Class 2	3,214	(7,585)	(4,371)	15,833	(24,930)	(9,097)
Franklin Rising Dividends VIP Class 2	6,497	(58,320)	(51,823)	186,534	(70,346)	116,188
Templeton Global Bond VIP Class 2	18,717	(4,844)	13,873	8,648	(18,964)	(10,316)
Ivy VIP Asset Strategy	6	(2)	4	1,266	(1,139)	127
Ivy VIP Energy	38,944	(20,703)	18,241	25,691	(14,539)	11,152
Janus Henderson Balanced Service Shares	4,367	(16,348)	(11,981)	20,485	(58,319)	(37,834)
Janus Henderson Flexible Bond Service Shares	3,107	(18)	3,089	87,063	(91,709)	(4,646)
JPMorgan Insurance Trust Global Allocation Class 2	—	(1,867)	(1,867)	—	(4)	(4)
JPMorgan Insurance Trust Income Builder Class 2	—	(1,860)	(1,860)	—	(2,580)	(2,580)
ClearBridge Variable Aggressive Growth - Class II	—	(5)	(5)	559	—	559
Lord Abbett Bond Debenture Class VC	4,989	(15,506)	(10,517)	65,138	(83,216)	(18,078)
Lord Abbett International Core Equity Class VC	49	(125)	(76)	328	(18,631)	(18,303)
Lord Abbett Total Return Class VC	8,256	(5,679)	2,577	107,497	(89,357)	18,140
MFS Total Return Series - Service Class	2,963	(8,481)	(5,518)	24,104	(9,896)	14,208
MFS Utilities Series - Service Class	4,823	(1,893)	2,930	53,889	(65,406)	(11,517)
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S	—	(510)	(510)	566	(56)	510
Oppenheimer Global Fund/VA Service Shares	50,879	(9,384)	41,495	3,895	(6)	3,889
Oppenheimer International Growth Fund/VA Service Shares	7,592	(7,463)	129	1,529	(2)	1,527
PIMCO All Asset All Authority - Advisor Class	3,624	(3,952)	(328)	15,353	(9,256)	6,097
PIMCO CommodityRealReturn Strategy - Advisor Class	97	(1,827)	(1,730)	218,394	(218,576)	(182)

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
State Street Total Return V.I.S. Class 3	1,669	(569)	1,100	3,100	(29,018)	(25,918)
VanEck VIP Global Hard Assets Class S	25,179	(60,382)	(35,203)	125,704	(37,395)	88,309

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Form No. 142-17A